N-2	Feb. 27, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002026275
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-280239
Investment Company Act File Number	811-23973
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	WELLINGTON GLOBAL MULTI-STRATEGY FUND
Entity Address, Address Line One	280 Congress Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	951-5000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class I	Class M
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases(1)	None	None	None
Maximum contingent deferred sales charge	None	None	None

(1)	While Class A, Class I and Class M Shares do not impose a front-end sales charge, if you purchase Class A, Class I or Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine, provided that financial intermediaries limit such charges to a 5.00% cap for Class A Shares. Please consult your financial firm for additional information. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES(2) (as a percentage of average net assets attributable to Shares)
Management Fee(3)	1.00%	1.00%	1.00%
Performance Fee(4)	--	--	--
Reimbursable Pass-Through Expense(5)	1.43%	1.43%	1.43%
Interest payments on borrowed funds and securities sold short	1.54%	1.54%	1.54%
Other expenses(6)	2.68%	2.43%	3.18%
Distribution Fee(7)	0.00%	0.00%	0.75%
Shareholder Servicing Fee(8)	0.25%	0.00%	0.00%
All non-distribution and/or shareholder servicing other expenses	2.43%	2.43%	2.43%
Total annual fund expenses	6.65%	6.40%	7.15%
Expense reimbursement(9)	(1.83%)	(1.83%)	(1.83%)
Total annual fund expenses after expense reimbursement(9)	4.82%	4.57%	5.32%

(2)	Assuming estimated net assets for the Fund of $100 million with no leverage for this purpose.

(3)	The Fund pays to the Adviser an Investment Management Fee payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.00% prior to any accrual of the Performance Fee and charge in respect of any Reimbursable Pass-Through Expense.

(4)	The Fund pays to the Adviser a Performance Fee after the end of each fiscal year of the Fund out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all measurement periods during such fiscal year exceed the balance of the loss carryforward account. The Fund also pays the Adviser the Performance Fee in the event a measurement period is triggered in connection with a share repurchase offer by the Fund. See “Investment Management Fee, Performance Fee and Reimbursable Pass-Through Expense – Performance Fee” for additional information.

(5)

As the Fund does not invest in Acquired Funds to execute its investment strategy, there are no Acquired Fund Fees and Expenses. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement. The Reimbursable Pass-Through Expense shall be calculated by aggregating the Fund’s proportionate share of the total amounts paid by the Adviser to Pass-Through Persons with respect to each Allocable Account (each such amount, a “Strategy-Specific Pass-Through Expense”).

The Investment Management Agreement provides that the Reimbursable Pass-Through Expense determined as of the end of any fiscal year shall not exceed 3.50% of Fund average net assets (the “Pass-Through Expense Cap”).

The Strategy-Specific Pass-Through Expense allocated by the Adviser to the associated Trading Team shall be based on a rate reviewed by the Board from time to time and range from 10% to 20% (“Performance Compensation Rate”) of the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards.

(6)	Other expenses have been restated to reflect estimates for the current fiscal year. Other expenses include the administration fee under the Fund’s Supervision and Administration Agreement, Trustee fees and offering costs.

(7)	Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M Shares (the “Distribution Fee”). See “Plan of Distribution”.

(8)	Class A Shares may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of investors with whom they have distributed Shares of the Fund. Such services may also include electronic processing of investor orders, electronic fund transfers between investors and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to investors of Fund documentation, monitoring investor accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.

(9)

The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually, on a monthly basis, to reimburse the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of: (i) the Investment Management Fee and Performance Fee; (ii) the Reimbursable Pass-Through Expense; (iii) the Shareholder Servicing Fee (as defined herein); (iv) the Distribution Fee (as defined herein); (v) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs; (vi) acquired fund fees and expenses; (vii) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (viii) taxes and costs to reclaim foreign taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser), to the extent that such expenses exceed 0.60% of the average daily net assets of such Class (the “Expense Cap”).

If, while the Adviser is the investment adviser to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund of the other expenses borne by the Adviser on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class (after such reimbursement is taken into account) do not exceed, for such month, the lesser of (i) the Expense Limitation in effect at the time such expenses were borne by the Adviser on behalf of the Fund pursuant to the Expense Limitation Agreement or (ii) any other relevant expense limit in effect at the time of such reimbursement with respect to the Class, and provided further that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect until February 28, 2027, and may not be modified or terminated prior to that date without the consent of the Board. Thereafter, the Expense Limitation Agreement may be annually renewed with the written agreement of the Adviser and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See “Fund Expenses.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A
	1 Year	3 Years	5 Years	10 Years
	$48	$179	$306	$605

Class I
	1 Year	3 Years	5 Years	10 Years
	$46	$173	$296	$589

Class M
	1 Year	3 Years	5 Years	10 Years
	$53	$193	$326	$636

The example and the expenses in the table above, including the Performance Fee and Reimbursable Pass-Through Expense, should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class I or Class M Shares, which are not reflected in the example. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Investment Management Fee, Performance Fee and Reimbursable Pass-Through Expense – Investment Management Fee.”

Acquired Fund Fees Estimated, Note [Text Block]	Other expenses have been restated to reflect estimates for the current fiscal year. Other expenses include the administration fee under the Fund’s Supervision and Administration Agreement, Trustee fees and offering costs.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES

Investment Objectives

The Fund’s investment objective is to seek to generate consistent and positive returns across market cycles. There can be no assurance that the Fund will achieve its investment objective.

Investment Opportunities and Strategies

The Fund seeks to achieve its investment objective by taking varying positions in three principal strategies: equity long/short, macro and fixed income, and credit (each a “Principal Strategy”). Each Principal Strategy is comprised of one or more investment sub-strategies (each, an “Underlying Strategy”) in which one or more investment professionals (“Trading Teams”) contribute to the overall performance of the Fund’s portfolio through the management of the Underlying Strategy. An Underlying Strategy may be comprised of a single or multiple accounts (each an “Allocable Account”) managed by one or more members of the Trading Team. Each Trading Team shall be employed by Wellington Management Company LLP (“WMC” or “Adviser”) and/or an affiliate of the Adviser operating under a participating affiliate arrangement with the Adviser. A participating affiliate arrangement is a common practice that permits personnel of these affiliates to participate in the Adviser’s provision of advisory services to U.S. clients, including the Fund.

The Adviser will monitor and evaluate the various Underlying Strategies in order to reallocate the Fund’s capital across existing or new Underlying Strategies over time, with such reallocations being made at any time in its sole discretion. The Adviser’s allocation and reallocation of Fund capital to an Underlying Strategy will take into consideration a variety of factors, including but not limited to, market environment analysis, scenario and sensitivity analysis, stress tests, consistency of returns, correlations, beta (i.e., measures of returns relative to applicable markets), volatility, and drawdown analysis. Within the Underlying Strategies, the Fund opportunistically trades in securities and other instruments to obtain exposures consistent with the overall aim of the applicable Underlying Strategy, as described below.

Equity Long/Short. Through its equity long/short strategies, the Fund invests globally in publicly listed equity securities, including common stock and American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”), as well as in over-the-counter derivative instruments including futures, swaps, warrants, options, forwards, and equity baskets, to obtain exposure to issuers of all market capitalizations that operate in knowledge-based sectors such as technology, communications and media, as well as financial services and healthcare. Long investing generally involves buying a security expecting to profit from an increase in its price. Short investing generally involves selling a security that the Fund does not own expecting to profit from a decline in its price at a later time. The Fund may maintain long and short positions through the use of derivative instruments, such as options, futures and forward contracts, without investing directly in the underlying asset. The Fund may also use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets.

Macro and Fixed Income. Through its macro and fixed income strategies, the Fund invests in securities, derivatives and other instruments to establish long and short investment exposures around the world. The Fund’s long and short investments will be expressed utilizing fixed income, currencies, equities and commodity securities and derivatives. Fixed income specific investments will be both directional and non-directional in nature with an emphasis on sovereign exposures, including cash-settled bonds and other interest rate sensitive securities issued or guaranteed by sovereign (including U.S. Treasuries) and non-sovereign entities. The Fund may seek exposure to crypto assets indirectly through investments in ETFs, exchange-traded products (“ETPs”) and other instruments including futures contracts and other derivative instruments. The Fund may also invest in interest rate sensitive derivative instruments including futures, forwards, swaps and options. The Fund may invest without limitation in instruments of any credit rating, including those rated below investment grade (rated below BBB by either S&P Global Ratings or Fitch Ratings, or below Baa by Moody’s Investors Service, Inc.) or in unrated instruments considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments). The Fund may also invest in securities of any maturity or duration. The Fund may have significant investment in a geographic region or country, typically including less-developed countries. Less-developed countries are commonly referred to as emerging market countries, which include so-called frontier market countries.

Credit. Through its credit strategies, the Fund opportunistically seeks to invest in debt securities, including, but not limited to, credit-related investments such as fixed income securities (investment grade debt and high yield debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives and other instruments that have economic characteristics similar to such securities or investments. The Fund may invest without limitation in instruments of any credit rating, including those rated below investment grade (rated below BBB by either S&P Global Ratings or Fitch Ratings, or below Baa by Moody’s Investors Service, Inc.) or in unrated instruments considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments). The Fund may also invest in securities of any maturity or duration.

In pursuing the Underlying Strategies, the Fund expects to obtain exposure to securities of issuers in a diverse range of countries (including emerging and frontier market countries), sectors and industries and across all market capitalizations. The Fund may utilize various investment strategies to hedge positions, enhance return, or both. These strategies include: the use of leverage, long and short positions, commodities and futures; investing in exchange-traded and over-the-counter derivatives (primarily futures, swaps, options, structured notes, warrants, forwards and equity-linked notes), bonds, interest rate derivatives, credit derivatives, other fixed income, currencies, equities and indices, ETFs, real estate investment trusts, convertible and non-convertible preferred securities, mortgage-backed and asset-backed securities, cash equivalent investments; investing indirectly in crypto assets through ETFs, ETPs and other instruments including futures contracts and other derivative instruments; and writing options.

Under normal circumstances, the Fund limits its investments in illiquid securities to 15% of the Fund’s net assets. The Fund may also invest up to 5% of its total assets (measured at the time of investment) in illiquid private placements that are not readily marketable.

The Fund may invest a portion of its assets in non-U.S. securities that are generally denominated in non-U.S. currencies. In certain cases, the currency fluctuations of investments may be hedged through the use of currency derivatives or other instruments.

The Fund may seek to gain exposure to commodities primarily through investments in Wellington Cayman Commodity Fund I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is limited to 25% of the Fund’s total assets .due to the issuer diversification requirements of the Code.

Illiquid and Restricted Securities

The Fund invests in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.

Cash and Short-Term Investments

The Fund may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.

Leverage

The Fund may employ leverage in circumstances where the Adviser deems it appropriate to do so in order to implement the investment approach and to achieve the investment objective. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

The Fund may incur leverage by borrowing funds from its prime brokers, brokerage firms, banks and other financial institutions and/or through the use of derivatives, repurchase transactions, and other non-fully funded instruments. Leverage obtained through borrowing is obtained from the relevant lender (and may be limited if the relevant lender is unwilling or unable to lend). Leverage obtained through the use of derivatives and other non-fully funded instruments is obtained from the relevant counterparty (and may be limited if a counterparty is unwilling to accept the terms of a proposed transaction).

The Fund delivers collateral from time to time to other parties (e.g., counterparties to over-the-counter transactions) under the terms of its agreements with such parties (e.g., ISDA master agreements and other trading agreements), by posting initial margin and on a daily mark-to-market basis. The Fund may also deposit collateral as security with a broker. There generally are no restrictions on the use of such collateral by such other parties and brokers except in certain circumstances where there are regulatory or contractual restrictions on the right of reuse of collateral.

There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed.

The Fund will be limited in its ability to borrow (or guarantee other obligations) by the 1940 Act requirement that a registered closed-end investment company must satisfy an “asset coverage” requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness, and 200% of any senior security that is stock, measured at the time the investment company issues the stock, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. This requirement generally means that the value of the investment company’s total indebtedness may not exceed 33% the value of its total assets (including the indebtedness) and that the value of the investment company’s total indebtedness and preferred stock issuance together may not exceed 50% of the value of its total assets (including the indebtedness and preferred stock). Additionally, pursuant to SEC regulation, the Fund’s trading of derivatives and other transactions that create future payment or delivery obligations is subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements.

There can be no assurance that the Fund or any of the Underlying Strategies will achieve their investment objectives. The types of investments held by the Fund may vary considerably over time as market conditions and investment opportunities change.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.

The following discussion is organized into three sections: “Risks Associated with Market Conditions and Investment Opportunities;” “Risks Associated with the Fund’s Investments and Investment Activities;” and “Risks Associated with the Fund and the Adviser.”

Risks Associated with Market Conditions and Investment Opportunities

Market Risks

The profitability of a significant portion of the Fund’s investment program depends to a great extent upon correctly assessing the future course of price movements of specific securities and other investments. There can be no assurance that the Adviser or its portfolio managers on the Underlying Strategies will be able to predict accurately these price movements. As a result, there is always some, and occasionally a significant, degree of market risk.

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or issuers represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics, discussed further below) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.

Health crises, such as pandemic and epidemic diseases, as well as other catastrophes that interrupt the expected course of events, such as those described above, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on investments and the Adviser’s operations. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for portfolio companies. In addition, under such circumstances, the operations, including functions such as trading and valuation, of the Adviser and other service providers of the Fund could be reduced, delayed, suspended or otherwise disrupted. The Fund’s portfolio manager could fall ill or otherwise be adversely affected by such events, requiring the addition and/or substitution of other investment personnel to act as portfolio manager of the Fund. Further, the occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments.

Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Underlying Strategies that focus their investments in a region enduring geopolitical market disruption will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

Current market conditions may pose heightened risks with respect to investments in fixed income securities. The U.S. Federal Reserve has raised interest rates from historically low levels. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s or Underlying Strategies’ investments in fixed income securities to decrease. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk.

Although interest rates have significantly increased since 2022 through the date of this prospectus, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets; tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties.

Government Regulation

The Fund may invest in securities and financial instruments listed on both U.S. and non-U.S. exchanges. The global financial markets have recently undergone, and are still undergoing, pervasive and fundamental disruptions and instability. Such instability has led to extensive and unprecedented governmental intervention. Regulators in many jurisdictions have implemented or proposed a number of wide-ranging emergency regulatory measures, including restrictions on the short selling of certain securities in many jurisdictions. Such intervention has in certain cases been implemented on an emergency basis without much or any notice, with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Adviser’s ability to implement the Fund’s investment objective. However, there will be increased regulation of the global financial markets, and such increased regulation could be materially detrimental to the performance of the Fund’s portfolio.

In addition, the global financial markets may undergo further fundamental disruptions in the future, which could result in renewed governmental interventions which may be materially detrimental to the performance of the Adviser and/or the Fund.

The Fund may invest primarily in securities of companies that derive a major portion of profits or anticipated profits from the global financial services sector, and accordingly are subject to the risks associated with investments in financial services companies, in addition to the general risks of the stock markets. This means that the Fund could be more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified industrial portfolio. One of the factors that the financial services industry is vulnerable to is extensive governmental regulation, which may change frequently and can, among other things, increase costs for new services or products and make it difficult to pass increased costs on to consumers.

The Fund may also invest in companies in the biotechnology and related sectors which are generally subject to greater governmental regulation than other industries at both the state and federal levels. Changes in governmental policies may have a material effect on the demand for or costs of certain products and services. These companies must receive government approval before introducing new drugs and medical devices or procedures. This process may delay the introduction of these products and services to the marketplace, resulting in increased development costs, delayed cost-recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. Certain of these companies depend on the exclusive rights or patents for the products they develop and distribute. Patents have a limited duration and, upon expiration, other companies may market substantially similar “generic” products which cost less to develop and may cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer.

Trade Policy

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, and has proposed and/or taken actions to increase tariffs or other duties on goods or products being imported into the U.S. For example, the U.S. government has imposed, and may in the future increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Recently, the current U.S. presidential administration has proposed and/or imposed significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. The Fund cannot predict how or what tariffs will be imposed or what retaliatory measures other countries, including China, may take in response to tariffs proposed or imposed by the U.S. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies of the Fund and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.

There is uncertainty as to further actions that may be taken with respect to U.S. trade policy, including with respect to the proposed tariffs. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for the portfolio companies of the Fund and adversely affect their businesses and financial condition, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.

Availability of Suitable Investments

While the Adviser believes that many attractive investments of the types in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Competition

The markets for certain securities in the Fund’s investment program are or may become highly competitive. In such cases, the Fund may be competing for investment opportunities with a significant number of financial institutions as well as various institutional investors. Some of these competitors may be larger and have greater financial, human and other resources than the Fund and may in certain circumstances have a competitive advantage over the Fund. As a result of this competition, there may be fewer attractively priced investment opportunities than in the past, which could have an adverse impact on the ability of the Fund to meet its investment goals. There can be no assurance that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage and realize a profit on such investments successfully. The Adviser believes that its investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Risks Associated with the Fund’s Investments and Investment Activities

Non-Diversification

The assets of certain of the Underlying Strategies may at times be concentrated in a single sector and within that sector may be concentrated in a relatively few number of securities and/or sectors at times. The Fund may take substantial positions in the same security or group of securities at the same time. Focusing investments in a small number of issuers increases risk, such as greater susceptibility to risks associated with a single economic, political or regulatory occurrence, as compared with a more diversified portfolio. Some of those issuers also may present substantial credit or other risks. Accordingly, the investment portfolio of the Fund may be subject to more rapid change in value than would be the case if the Underlying Strategies’ portfolios were required to maintain a wide diversification among companies, sectors, securities, countries and industry groups. See “Types of Investments and Related Risks – Non-Diversified Status” beginning on page 63 for additional information.

Multiple Underlying Strategies

The Fund’s assets will be allocated among various Underlying Strategies, each of which operates independently from the others. Accordingly, it is possible that one or more of the Underlying Strategies may, at any time, take positions that may be opposite of positions taken by other Underlying Strategies. It is also possible that the Underlying Strategies may, on occasion, have substantial positions in the same security or group of securities at the same time. The possible lack of diversification caused by these factors may subject the Fund’s investments to more rapid change in value than would be the case if the Fund’s investments were required to be more widely diversified.

Liquidity and Valuation

The Fund may invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past.

For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult and involve uncertainties and judgment. For example, because the Fund may trade in global markets with varying closing times and holiday schedules, the valuation of individual investments held by the Fund may be based on closing prices of markets that have been closed for different periods of time. Investments held by the Fund may trade with bid-ask spreads that may be significant and certain investments may, from time to time, be valued at the mean between such spreads. Certain of the Fund’s assets and liabilities may not have readily observable market prices and the valuation of such assets may rely on quoted prices in inactive markets or models that have observable inputs. Certain other categories of assets may lack any readily available market information and, accordingly, the valuation of such assets may rely substantially on models and significant unobservable inputs including assumptions from market participants. As such assets are not actively traded, their value can only be estimated using a combination of complex market prices, mathematical models and subjective assumptions. Information about market prices may be unavailable or difficult to obtain for investments that are not traded on an exchange or that trade less frequently, and the Adviser may determine the value of these investments by, among other things, using marked to market prices provided by dealers or pricing services, or through relative value pricing. When recent market quotations or other independent pricing information is not readily available, or does not (in the judgment of the Adviser) fairly represent the value of such investment, the Adviser will determine the value of an investment using other fair value methods determined in good faith. These methods may include, without limitation, use or consideration of third-party or proprietary pricing models; the cost of acquiring the investment; comparable issuer valuations; market prices of related instruments; recent private transactions of which the Adviser or its affiliates are aware (including recent transactions in which the Fund or other clients of the Adviser or its affiliates participated); book value, earnings or cash flow analyses; or any other information available to the Adviser or its affiliates regarding the relevant instrument, issuer or broader market events.

Fair value pricing involves judgments that are inherently subjective and uncertain, and in some cases involves reliance on information provided by private issuers or other sources whose reporting standards vary. Information used to determine fair valuations may be available on an irregular or less frequent basis. As a result, the presence of fair-valued investments may increase the volatility of the Fund’s NAV at times, while dampening it at other times, and this effect may be more pronounced to the extent fair values assigned to those investments represent a meaningful portion of the Fund’s overall portfolio value. While the Adviser will use its best efforts to value investments fairly, certain investments may be difficult to value and may be subject to varying interpretations of value. There can be no assurance that any fair values assigned to investments will reflect actual market value or will be realized upon the sale of such investments. If these valuations should prove to be incorrect, investors could be adversely affected, including (without limitation) when the Management Fee, Performance Fee and Reimbursable Pass-Through Expense are calculated. Similarly, as the Fund’s portfolio management process and decision-making are informed by such valuations, incorrect or uncertain valuations can adversely affect the Fund’s portfolio management.

As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as Valuation Designee to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Portfolio Turnover

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. The investment strategy of the Fund is expected to involve the taking of frequent trading positions, as well as investment positions. As a result, portfolio turnover and transaction-related expenses of the Fund may significantly exceed those of other investment entities of comparable size. High portfolio turnover may result in acceleration of taxable income by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional and custodial expenses that are borne by the Fund.

Leverage

The Fund generally expects to utilize leverage in pursuit of its investment objective. This results in the Fund controlling substantially more assets than it has equity. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Leverage can increase returns to investors if the Fund earns a greater return on leveraged investments than the Fund’s cost of such leverage. On the other hand, leverage will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. As a general matter, the presence of leverage can accelerate losses. The use of leverage exposes the Fund and shareholders to a high degree of additional risk, including, but not limited to: (i) greater losses from investments than would otherwise have been the case had the Fund not used leverage to make the investments; (ii) margin calls, interim margin requirements, interest payments or other loan costs may force premature liquidations of investment positions at a loss or otherwise on unattractive terms; (iii) to the extent that Fund revenues are required to meet principal payments, shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) losses on investments where the investment fails to earn a return that equals or exceeds the Fund’s cost of leverage related to such investment. In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.

To the extent that options, futures, options on futures, swaps, swaptions and other “synthetic” or derivative financial instruments are used, it should be noted that they inherently contain much greater leverage than a non-margined purchase of the underlying security, commodity or instrument. This is due to the fact that generally only a very small portion (and in some cases none) of the value of the underlying security, commodity or instrument is required to be paid in order to make such investments. In addition, many of these products are subject to variation or other interim margin requirements, which may force premature liquidation of investment positions at an inopportune time and adversely impact the performance of the Fund.

With respect to any asset-backed facility entered into by the Fund, a decrease in the market value of the Fund’s investments would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. Additionally, pursuant to SEC regulation, the Fund’s trading of derivatives and other transactions that create future payment or delivery obligations is subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements.

Access to competitively priced borrowing capacity is important to the Fund’s strategy. There can be no assurance that the cost of borrowing will remain such that the Fund can execute its strategy. Further, there can be no assurance that the Fund will have access to leverage necessary to execute its strategy. Significant price increases or limited access to borrowing as a result of, among other things, fewer lenders willing to provide margin capacity to counterparties, could negatively impact the Fund’s ability to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising. Rising or high interest rates may deteriorate the credit quality of an issuer, guarantor or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations. The downgrade of the credit of a security or of the issuer of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. However, credit ratings are only the opinions of the agencies issuing them and are not absolute guarantees of the quality of the securities.

Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund invests in securities with widely varying credit ratings. Therefore, the Fund may in fact be subject to greater credit risk than an average credit rating would suggest. This risk is greater to the extent the Fund uses leverage or derivatives or has concentrated exposure to a counterparty.

Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Sustainability Risks

A sustainability risk is an environmental, social or governance (“ESG”) event or condition that, if it occurs, could cause an actual or potential material negative impact on the value of an investment (“Sustainability Risk”). Sustainability Risks may arise in respect of a company or sovereign issuer itself, its affiliates or in its supply chain and/or apply to a particular economic sector, geographical or political region. Environmental Sustainability Risks, including risks arising from climate change, are associated with events or conditions affecting the natural environment. Social risks may be internal or external to a business or sovereign issuer and are associated with employees, local communities, customers or populations of companies or countries and regions. Governance risks are associated with the quality, effectiveness and process for the oversight of day-to-day management of companies. Assessment of Sustainability Risks is complex and requires subjective judgements, which may be based on data which is difficult to obtain and incomplete, estimated, out of date or otherwise materially inaccurate. Even when identified, there can be no guarantee that the Adviser will correctly assess the impact of Sustainability Risks on the Fund’s investments.

Sustainability Risk could be connected with the loss of investment value in numerous ways. For investments in a corporate issuer, losses may result from, for example and without limitation, damage to its reputation with a consequential fall in demand for its products or services, loss of key personnel, exclusion from potential business opportunities, increased costs of doing business and/or increased cost of capital. Laws, regulations and industry norms play a significant role in controlling the impact on ESG factors of many industries, particularly in respect of environmental and social factors. Any changes in such measures, such as increasingly stringent environmental or health and safety laws, can have a material impact on the operations, costs and profitability of businesses. A corporate issuer may also suffer the impact of fines and other regulatory sanctions. The time and resources of the corporate issuer’s management team may be diverted from furthering its business and be absorbed seeking to deal with the Sustainability Risk, including changes to business practices and dealing with investigations and litigation. Sustainability Risks may also give rise to loss of assets and/or physical loss including damage to real estate and infrastructure. The utility and value of assets held by businesses to which the Fund is exposed may also be adversely impacted by a Sustainability Risk. Further, certain industries face considerable scrutiny from regulatory authorities, non-governmental organizations and special interest groups in respect of their impact on ESG factors. This may cause affected industries to make material changes to their business practices, which can increase costs and result in a material negative impact on the profitability of businesses. Such scrutiny also may materially impact the consumer demand for a business’s products and services, which may result in a material loss in value of an investment linked to such businesses.

Sustainability Risks are relevant as both standalone risks, and also as cross-cutting risks that manifest through many other risk types that are relevant to the assets of the Fund. For example, the occurrence of a Sustainability Risk can give rise to financial and business risk, including though a negative impact on the creditworthiness of other businesses.

Short Sales

The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. In addition, reporting requirements and limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment strategies, including its ability to express negative views in relation to certain securities, companies or sectors, and any such limitations may adversely affect the performance of the Fund. The Fund’s use of short sales is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Futures Contracts

The Fund may invest in futures contracts. As discussed above under “Leverage,” the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security can produce disproportionately larger profit or loss.

A futures contract is an agreement to buy or sell a security or other asset for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, a party can close out its position on the exchange for cash, without delivering the underlying security or other underlying asset. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price and on or before a specified expiration date.

The Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. The Fund may also invest in futures contracts on carbon offset credits. A carbon offset credit represents the reduction or removal of a specific amount of carbon dioxide or other greenhouse gas (“GHG”) from the atmosphere. Carbon offset credits are designed to provide a mechanism for people and businesses to mitigate the adverse environmental impact of their GHG-generating activities. The Fund also may invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale or purchase of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which a party agrees to pay or receive an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including , but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the Markit CDX credit index; the iTraxx credit index; U.S. Treasury bonds; U.S. Treasury notes; U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain futures contracts on indexes, financial instruments or foreign currencies may represent new investment products that lack performance track records. A commodity futures contract is an agreement to buy or sell a commodity, such as an energy, agricultural, metal or carbon commodity at a later date at a price and quantity agreed-upon when the contract is bought or sold.

Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. Customer account agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the U.S. Commodity Futures Trading Commission. Variation margin, or changes in market value, are generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing an offsetting futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The requirements for qualification as a RIC also may limit the extent to which the Fund may enter into futures, futures options and forward contracts.

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Additionally, the price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

There are several additional risks associated with transactions in commodity futures contracts, including, but not limited to, storage, reinvestment and other economic factors.

●	Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

●	In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

●	The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

●	The Fund’s use of futures is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Commodities

The value of commodities and commodity-related instruments may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. An unexpected surplus of a commodity caused by one of the aforementioned factors, for example, may cause a significant decrease in the value of the commodity (and a decrease in the value of any investments directly correlated to the commodity). Conversely, an unexpected shortage of a commodity caused by one of the aforementioned factors may cause a significant increase in the value of the commodity (and a decrease in the value of any investments inversely correlated to that commodity). The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Derivatives Instruments Generally

The Fund may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include, but are not limited to, options, futures contracts, options on futures, forward contracts, swaps and credit-linked notes. The Fund may take advantage of opportunities with respect to certain other derivative instruments which are not presently contemplated for use by the Fund or which are currently not available. Derivative instruments may be used for a variety of reasons, including to enhance return, to provide leverage, to hedge certain market risks, or to provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives may permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. Derivative instruments contain much greater leverage than do non-margined purchases of the underlying instrument in as much as only a very small portion of the value of the underlying instrument is required to be deposited as collateral in order to effect such investments.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, leverage risk, counterparty (including credit) risk, operational risk, legal risk and management risk, as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. Operational and legal risks include risks related to documentation issues, system failures, inadequate controls, human error and the risk that a party’s obligations would be legally unenforceable.

By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position, and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders.

Non-centrally cleared over-the-counter (“OTC”) derivatives are also subject to the increased risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty. Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. In such case, the Fund may lose money. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that hedging transactions will be effective.

The regulation of the derivatives markets has increased over the past several years. The SEC rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. The Fixed Income Clearing Corporation (“FICC”) is a CCA for U.S. Treasury securities. FICC currently operates a “Sponsored Program” for clearing of Treasury repo transactions pursuant to which a registered fund may enter into a clearing arrangement with a “sponsoring member” bank or broker-dealer that is a direct participant of FICC as a “sponsored member” of FICC.

Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2027. The clearing mandate is expected to result in the Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation which may affect the cost, terms and/or availability of cleared repo transactions.

Additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance.

The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”). The Adviser expects to rely on CFTC Rule 4.12(c)(3) with respect to its operation of the Fund. CFTC Rule 4.12(c)(3) allows for “substituted compliance” with respect to certain CFTC recordkeeping, reporting and disclosure requirements on the basis of the Fund’s compliance with SEC rules and regulations applicable to the Fund and the Adviser. As a result, the Adviser will not be subject to certain aspects of the CFTC’s rules ordinarily applicable to commodity pool operators, including the specific disclosure requirements under CFTC rules in connection with its management of the Fund. The Adviser will incur higher expenses for the Fund compared with exempt advisers. The CPO of a registered investment company with less than three years of operating history is required under Rule 4.12(c)(3) to disclose the performance of all accounts and pools that are managed by the CPO and that have investment objectives, policies and strategies substantially similar to those of the newly-formed registered investment company. See “Appendix A – Supplemental Performance Information of the Affiliated Fund.”

Credit Derivatives

As part of its investment strategy, the Fund may enter into credit derivative transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third-party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more fixed payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (mainly a default on a material portion of its outstanding obligations, a bankruptcy or a restructuring of its debt). Upon the occurrence of a credit event, credit default swaps may be cash settled (either directly or by way of an auction) or physically settled. If the transaction is cash settled, the amount payable by the credit protection seller following a credit event will usually be determined by reference to the difference between the nominal value of a specified obligation of the reference entity and its market value after the occurrence of the credit event (which sometimes may be established in an industry-wide auction process). If the transaction is physically settled, the credit protection buyer will deliver an obligation of the reference entity that is either specified in the contract or the general characteristics are described therein to the credit protection seller in return for the payment of its nominal value. Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. There are a number of uncertainties in the tax laws relating to credit default swaps. There can be no assurance that the characterization adopted by the Fund with respect to a particular credit default swap will be respected by the IRS or a court, and any recharacterization by the IRS, if successful, could adversely affect the shareholders’ investments in the Fund.

Credit derivative transactions are an established feature of the financial markets and both the number of participants and range of products available have significantly increased over the years. Credit derivative transactions dependent upon credit events are priced incorporating many variables including the pricing and volatility of the common stock of the reference entity, potential loss upon default by the reference entity on any of its obligations, and the shape of the U.S. Treasury Market curve, among other factors. As such, there are many factors upon which market participants may have divergent views. Additionally, credit derivatives may require the posting of collateral. A bankruptcy of the collateral holder may result in losses to the extent posted collateral exceeds the obligations of the pledging party under the credit derivative transaction.

Transactions in certain derivatives are subject to trading and clearing on a U.S. national exchange and clearinghouse and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Certain credit index derivatives are currently required to be traded on a Swap Execution Facility (“SEF”) and cleared through a registered clearinghouse. For swaps that are cleared through a clearinghouse, the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk. Clearinghouse collateral requirements may differ from and be greater than the collateral terms negotiated with derivatives counterparties in the OTC market, and U.S. regulators have discretion to set collateral requirements for trades that are not cleared through a clearinghouse. OTC derivative dealers will be required to post margin to the clearinghouse through which they clear their customers’ trades instead of using such margin in their operations, as they historically were allowed to do. This will further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks. In addition, the Fund’s assets are also subject to the risk of the failure of any of the exchanges on which its positions trade or of its clearinghouses or counterparties.

The Fund’s use of credit derivatives is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Swap Agreements

The Fund may enter into swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index). The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement agree to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net” basis. Consequently, the Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long-term or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Adviser determines that other forms are consistent with the Fund’s investment objective and policies.

Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, then the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses by the Fund.

Whether the Fund’s use of swap agreements, if any, will be successful in furthering its investment objective will depend on the Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. This risk may be mitigated by the delivery of variation margin to the Fund when it is “in-the-money” under a swap.

As noted in the section entitled “Credit Derivatives” above, certain standardized swaps are subject to mandatory exchange trading and central clearing. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make the Fund’s use of swap transactions risk-free, as the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk.

The Fund’s use of swaps is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Warrants

The Fund may invest in warrants. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities or commodities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

The Fund’s use of warrants is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Convertible Securities

The Fund may invest in convertible securities, which are securities that may be exchanged or converted into a predetermined number of the issuer’s underlying shares or the shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, stock index notes, mandatories, or a combination of the features of these securities.

Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. In addition, the value of a convertible security is influenced by the interest rate environment, company credit risk, and by the value of the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the credit quality, maturity and yield of the convertible security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar but non-convertible securities of the same issuer.

Options

The investment program of the Fund may include the use of options. The Fund may purchase and sell (“write”) options on equities on national and international securities exchanges and in the domestic and international OTC market. The seller (“writer”) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security, plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. If the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The writer of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the value of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment in the call option. If the buyer of the call sells short the underlying security, the loss on the call will be offset, in whole or in part, by any gain on the short sale of the underlying security.

Options may be cash settled, settled by physical delivery or by entering into a closing purchase or closing sale transaction. In entering into a closing purchase transaction, the Fund may be subject to the risk of loss to the extent that the premium paid for entering into such closing purchase transaction exceeds the premium received when the option was written.

The Fund may also purchase and sell call and put options on stock indices and ETFs listed on national securities exchanges or traded in the OTC market for the purpose of realizing its investment objective or for the purpose of hedging its portfolio. A stock index or ETF fluctuates with changes in the market values of the stocks included in the index or ETF. The effectiveness of purchasing or writing stock index or ETF options for hedging purposes will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock indices or ETFs selected. Because the value of an index or ETF option depends upon movements in the level of the index or ETF rather than the price of a particular stock, whether the Fund will realize gains or losses from the purchase or writing of options on indices or ETFs depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices or ETFs, in an industry or market segment, rather than movements in the price of particular stocks. Accordingly, successful use by the Fund of options on stock indices or ETFs will be subject to the ability of the Adviser to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.

The Fund’s use of options is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Forward Trading

The Fund may engage in forward trading. Forward contracts and options thereon are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Market illiquidity or disruption could result in substantial losses to the Fund.

The Fund’s use of forward trading is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Small Capitalization Stocks

At any given time, the Fund may have significant investments in smaller-sized companies of a less seasoned nature whose securities are traded in the over-the-counter market. These “secondary” securities often involve significantly greater risks than the securities of larger, better-known companies. In addition to being subject to the general market risk that common stock prices may decline over short or extended periods, the Fund may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, investors should have a long-term investment horizon.

Mid Capitalization Stocks

The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Mid capitalization companies may have limited product lines, markets and financial resources. Securities of mid capitalization companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid capitalization stocks may fall out of favor relative to small or large capitalization stocks.

Large Capitalization Stocks

Large capitalization stocks may fall out of favor relative to small or mid capitalization stocks.

Communications and Technology Companies

Communications and technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing communications and technology industries. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines. Profitability of communications and technology companies can be negatively impacted by aggressive pricing from competitors, research and development costs, and the availability and prices of components. Communications and technology companies may be subject to extensive government regulation and scrutiny, and the costs of complying with governmental regulations or the enactment of new regulatory requirements may negatively affect the business of such companies. The communications and technology industries are highly susceptible to short product cycles; falling prices and profits; innovation and competition from new market entrants; a heavy reliance on patent protection and other intellectual property rights; failure to obtain, or delays in obtaining, financing or regulatory approval (including licensing and franchise rights); product compatibility; actual or perceived security vulnerabilities in their products and services and related litigation and remediation efforts; and unexpected changes in consumer preferences. Communications and technology companies may also be more susceptible than companies in other sectors to hacking attempts and potential theft of proprietary or consumer information, or disruptions in service, which could have a material adverse effect on their businesses.

Banks and Financial Services Companies

Different areas of the overall financial services industry tend to be highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, the availability of money or asset valuations, credit rating downgrades, price competition, regulatory developments, and credit, borrower, asset, or counterparty concentration. Banks and other financial services companies are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, increase the amount of capital they must maintain, and limit the amounts and types of loans and other financial commitments they can make. In addition, companies in the financial sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets. Financial services companies may also be hurt when interest rates rise sharply, although not all companies are affected equally, and may also be vulnerable to rapidly rising inflation. Many financial services companies can possess growth characteristics, but the industry is not generally perceived to be dynamic or aggressive. The financial services industry is also a target for cyberattacks, and may experience technology malfunctions and disruptions, each of which can cause significant losses to such companies.

Health Sciences Companies

Developments that could adversely affect health care and other health sciences companies include: intense competition; changes in legislation or government regulations, including uncertainty regarding health care reform and how it will be implemented; reductions in government funding or price controls imposed by a government; lengthy approval times or government non-approvals of products and services; dependency on patent protection; product liability or other litigation; increases or decreases in the cost of or demand for medical products and services; an increased emphasis on outpatient services; pricing pressure (including price discounting); and the obsolescence of popular products. The overall level of risk is increased to the extent that the Fund has significant exposure to smaller or unseasoned health care companies, which may not have established products or sufficiently experienced management, and may be thinly capitalized, or if the Fund invests a significant portion of its assets in companies involved in the same or related business lines, such as pharmaceuticals, hospital management, and managed care. In addition, a number of health care and other health sciences companies have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far reaching.

Private Placements and IPOs

Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and gauging how the investment is likely to perform over time. The more limited financial information and lack of publicly available prices require the Fund to determine a fair value for such investments. The fair valuation process involves a significant amount of judgment and the fair value prices determined for the Fund could differ from those of other market participants. An initial public offering, which marks the debut of a company’s stock on a public stock exchange, results in greater available financing for the company and more information available to evaluate the company’s investment prospects. However, these companies that only recently began to publicly trade tend to have limited products and customers, may not be fully prepared for the additional oversight and regulation that results, and do not have a trading history to assess how the stock has behaved during various market cycles.

Non-U.S. Securities

The Fund may invest a portion of its assets in non-U.S. securities. Investing in securities of non-U.S. governments and companies that are generally denominated in non-U.S. currencies and utilization of options on non-U.S. securities involves certain considerations comprising both risks and opportunities not typically associated with investing in securities of the United States Government or United States companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruptions, political changes, security suspensions, diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular non-U.S. currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. Non-U.S. securities also may be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Market Securities

Non-U.S. investment risk may be particularly high to the extent the Fund invests in emerging market securities. The Fund considers emerging market countries to be countries represented in the MSCI Emerging Markets Index (the “Index”). Emerging market securities may present market, credit, currency, liquidity, volatility, legal, political, technical and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed non-U.S. countries. Future economic or political crises in emerging markets could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar (“USD”), and devaluation may occur subsequent to investment in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

To the extent the Fund invests in emerging market securities that are economically tied to a particular region, country or group of countries, the Fund may be more sensitive to adverse political or social events affecting that region, country or group of countries. Economic, business, political, or social instability may affect emerging market securities differently, and often more severely, than developed market securities. To the extent the Fund focuses its investments in multiple asset classes of emerging market securities, it may have a limited ability to mitigate losses in an environment that is adverse to emerging market securities in general. Emerging market securities may also be more volatile, less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities economically tied to developed non-U.S. countries. The systems and procedures for trading and settlement of securities in emerging markets are less developed and less transparent and transactions may take longer to settle. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Fund will also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities. Rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for non-U.S. issuers. In such a scenario, non-U.S. issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

Frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. The Fund considers frontier market countries to include any country that is outside of the Index or the MSCI All Country World Index; and may include any country that is currently included in the MSCI Frontier Markets Index, Russell Frontier Index, S&P Frontier Broad Market Index (BMI), or similar market indices. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier markets generally receive less investor attention than developed markets and larger emerging markets.

Sovereign and Other Governmental Debt Investments

The Fund may invest its assets in sovereign and other governmental debt instruments, which involve special risks. The governmental authority that controls the repayment of the sovereign and other governmental debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: (i) the extent of its foreign reserves; (ii) the availability of sufficient foreign exchange on the date a payment is due; (iii) the relative size of the debt service burden to the economy as a whole; or (iv) the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. In addition, sovereign and other governmental debt instruments may be subject to credit spread risks resulting from exposures to changes in a sovereign and other governmental issuer’s probability of default, expected recovery rate and actual default. In recent years, some sovereign and other governmental issuers have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. If an issuer of sovereign and other governmental debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Foreign Currency and Exchange Risks

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars, and the books of the Fund will be maintained, and investments in and distributions from the Fund will generally be made, in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in, or otherwise exposed to, currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

In general, to the extent that the Fund invests directly in non-U.S. currencies or in securities that trade in, and receive revenues in, non-U.S. currencies, or in derivatives or other instruments that provide exposure to non-U.S. currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in non-U.S. currencies and/or foreign currency-denominated securities may reduce the returns of the Fund. Currency risk may be particularly high to the extent that the Fund invests in non-U.S. currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed non-U.S. currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

The Adviser generally intends to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. The Fund may seek to hedge these risks by investing in non-U.S. currencies, foreign currency futures contracts and options thereon, forward foreign currency exchange contracts or similar instruments, or any combination thereof, but there can be no assurance that such strategies will be implemented, or if implemented, will be effective. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies.

Access Products

In order to gain access to certain markets where direct investment may not be possible or as otherwise deemed advisable by the Adviser, the Fund may invest in derivative securities issued by a financial institution or special purpose entity (“Access Products”), the performance of which depends on the performance of a corresponding non-U.S. security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity. Access Products are generally subject to the same risks as direct holdings of securities of non-U.S. issuers and non-USD securities described above and the counterparty risks described below. Because the full notional value of the exposure is often provided to the issuer of the Access Product, the counterparty exposure can be significant. The Fund may also have difficulty disposing of an Access Product because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

Counterparty and Settlement Risk

To the extent the Fund invests in certain non-centrally cleared swaps, derivative or other synthetic instruments (including Access Products), repurchase agreements, reverse repurchase agreements, other over-the-counter transactions or non-U.S. securities or engages in securities lending, the Fund may take a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction. These risks are increased to the extent the Fund has concentrated exposure to a counterparty.

Exchange-Traded Funds (ETFs)

Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times, and during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the ETF’s shares’ NAV may widen. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Adviser nor the Fund can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

Fixed Income Buy-Sellback and Sell-Buyback Agreements

Buy-sellback agreements involve certain risks in the event of default by the other party. In the event of the bankruptcy or other default of a seller of a buy-sellback agreement, the Fund could experience both delays in liquidating the underlying securities at the agreed upon prices and losses, including (i) possible decline in the value of the underlying security during the period while it seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Sell-buyback agreements involve the risk that the market value of the underlying securities in the Fund may decline below the price of the securities the Fund is obligated to repurchase under the agreement. In addition, should the counterparty default, a risk exists that the value of the security the Fund has sold increases and the proceeds from the original sale and any additional collateral posted by the buyer does not offset the security’s increased value. In the event the other party involved in a sell-buyback agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Real Estate Risk

Investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses, default risk of tenants and borrowers, the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a REIT or a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Finally, private REITs are not traded on a national securities exchange. As such, these products are generally illiquid. This reduces the ability of the Fund to redeem its investment early. Private REITs are also generally harder to value and may bear higher fees than public REITs.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value.

Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related securities and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited.

The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

PIPEs

The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the OTC securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Special Purpose Acquisition Companies

A special purpose acquisition company (“SPAC”) is a publicly traded company that raises investment capital in the form of a blind pool via an initial public offering (“IPO”) for the purpose of acquiring an existing company. The typical SPAC IPO involves the sale of units consisting of one share of common stock combined with one or more warrants or fractions of warrants to purchase common stock at a fixed price upon or after consummation of the acquisition. Shortly after the SPAC’s IPO, such units typically are split into publicly listed common stock and warrants (and rights, if applicable) which are each listed and traded separately. The proceeds from the IPO are placed in trust until such time that the SPAC identifies and consummates the acquisition. A SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If the SPAC does not complete the acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the entity’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the Fund may obtain certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an IPO.

SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not conducted any discussions or made any plans, arrangements or understandings with any prospective transaction candidates. Accordingly, there is a limited basis, if any, on which to evaluate the SPAC’s ability to achieve its business objective, and the value of its securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. While certain SPACs are formed to make transactions in specified market sectors, others are complete “blank check” companies, and the management of the SPAC may have limited experience or knowledge of the market sector in which the transaction is made. Accordingly, at the time that the Fund invests in a SPAC, there may be little or no basis for the Fund to evaluate the possible merits or risks of the particular industry in which the SPAC may ultimately operate or the target business which the SPAC may ultimately acquire. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid. There can be no assurance that a market will develop.

The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested.

The Fund may invest in liquid alternative strategies including stocks, rights, warrants, and other securities of SPACs.

Equity Securities Generally

The Fund may invest in equity securities without regard to market capitalization or liquidity. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, common stocks, preferred securities, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than most fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.

Depositary Receipts

The Fund may hold investments in sponsored and unsponsored American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present the additional investment considerations of non-U.S. securities.

Debt Securities Generally

The Fund may invest in fixed income securities and other debt securities. Certain of these securities may be unrated by a recognized credit-rating agency or below investment grade, which are subject to greater risk of loss of principal and interest than higher-rated debt securities. The Fund may invest in debt securities that rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may invest in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund will therefore be subject to credit and liquidity risks, including the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. In addition, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. Investment in a debt instrument will normally involve the assumption of interest rate risk.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. For example, as nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s Shares.

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including, but not limited to, central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with changes in interest rates are heightened under certain market conditions, such as during times when the U.S. Federal Reserve (the “Federal Reserve”) raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due.

Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.

Certain European countries have previously experienced negative interest rates on certain fixed income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s performance to the extent the Fund is exposed to such interest rates.

Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives.

Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, meaning increased sensitivity in prices in response to rising interest rates. Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.

High Yield, Low-Rated or Unrated Securities

Debt securities (including bonds) and preferred stock in which the Fund invests may or may not be rated by credit rating agencies. If they are rated, their ratings may range from the very highest to the very lowest. Securities rated below investment grade normally provide a yield that is significantly higher than that of investment grade securities, but are quite speculative for reasons enumerated below. The lower-rated categories include debt securities that are in default and debt securities of insolvent issuers. The rating that a credit rating agency assigns to a security does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security. The values of lower-rated securities (including unrated securities of comparable quality) fluctuate more than those of higher-rated securities because investors generally believe that there are greater risks associated with them. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of principal and income. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of the securities more volatile and could limit the purchaser’s ability to sell the securities at prices approximating the values it had placed on the securities. In general, the market for lower-rated or unrated securities is smaller and less active than that for higher-rated securities, which can adversely affect the ability to sell these securities at favorable prices. In addition, the market prices of lower-rated securities are likely to be more volatile because: (i) an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default; (ii) past legislation has limited (and future legislation may further limit) investment by certain institutions in lower-rated securities or the tax deductibility of the interest by the issuer, which may adversely affect the value of the securities; and (iii) it may be difficult to obtain information about financially or operationally troubled issuers. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.

Mezzanine Debt

The Fund may invest in mezzanine debt. Investments in mezzanine debt securities of highly leveraged companies involve a high degree of risk. Highly leveraged companies are inherently more sensitive to adverse business or financial developments or economic factors, including declines in company revenues, increases in company expenses, rising interest rates, downturns in the economy, increasing competition, and deteriorating industry conditions. In addition, mezzanine debt securities typically are subordinated to substantial amounts of senior debt, all or a significant portion of which may be secured, which means that distributions to mezzanine holders are available only after satisfaction of claims of senior creditors. While the mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments.

Subordinated Securities

The Fund may invest in mortgage-backed securities and other securities that are subordinate to one or more senior classes. Generally, such subordinated securities bear the first risk of loss on the mortgages or other collateral underlying such securities. As a result, changes in the value of the performance of subordinated securities are expected to be greater than the change in the value or payment performance of the underlying mortgages or other collateral. In the event of a default, proceeds from any realization on the underlying mortgages or other collateral will first be allocated to the senior classes of securities in accordance with the priority of payments prior to any allocation to the subordinated securities held by the Fund.

Crypto Asset Risk

The Fund may seek exposure to crypto assets indirectly through investments in ETFs, ETPs and instruments including futures contracts and other derivative instruments. Crypto assets are highly volatile and may be subject to significant risks, including fraud, theft, regulatory uncertainty, and cybersecurity breaches. Crypto assets constitute an emerging asset class with a limited history, and exposure to crypto assets is subject to substantial risks, including significant price volatility and fraud and manipulation, which are generally more pronounced in the crypto asset market compared to traditional asset classes. The value of a crypto asset may be determined by a range of factors including supply and demand for such asset on centralized and decentralized trading platforms. Such platforms are often unregulated and may experience operational issues, market manipulation, or data inaccuracies. Additionally, regulation of crypto assets is still evolving, and changes in laws or regulatory oversight could adversely affect the value of cryptocurrency investments. The Fund’s exposure to crypto assets through ETPs also may result in additional risks, as these vehicles may not be registered under the 1940 Act, limiting shareholder protections. See “Types of Investments and Related Risks – Futures Contracts” and “Types of Investments and Related Risks – Derivative Instruments Generally” in this prospectus for additional detail on certain risks associated with the Fund’s indirect exposure to cryptocurrencies through those instruments.

Bank Debt, Participations and Assignments

The Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in collateralized loan obligations, including interests on whole commercial, consumer and other loans and lease contracts. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

In certain cases, the rights and obligations acquired by the Fund through the purchase of an Assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participations. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participations. In addition, in connection with purchasing Participations, the Fund generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the Participations. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

Investments in Participations and Assignments involves additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Fund may have difficulty disposing of Assignments or Participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for the Fund to assign a value to Assignments or Participations when valuing the Fund’s securities and calculating its NAV.

Use of Collateral

Collateral for private credit investments may include a wide range of assets, including, but not limited to, assets and/or net income of companies, real estate, revenue streams, equity interests, fund interests, royalties of various types, rights to litigation proceeds, trade receivables, and derivative exposure to loans. To the extent the Fund invests in loans based partly upon the adequacy of the borrower’s collateral, an incorrect valuation of such collateral may result in unforeseen losses. The inherent uncertainty of the value of collateral may result in values that differ significantly from the values that can ultimately be obtained for such collateral. Even if collateral is initially valued correctly, changes in market conditions, regulations or other circumstances, or changes directly related to such collateral, may materially adversely affect the value thereof. In addition, there can be no assurance that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment.

Under certain circumstances, collateral securing an investment may be released without the consent of the lender. Moreover, the lender’s security interest (with respect to investments in secured debt) may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the Fund may not have priority over other creditors as anticipated. First priority lien investments made by the lender may, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower. The Fund may also invest in second-lien debt, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured instruments each of which involves a higher degree of risk than senior first-lien secured debt, including the re-use and subsequent loss of collateral by the borrower. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of senior lenders (with respect to some or all of the assets of an issuer in which the Fund invests). Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the ability of the issuer to repay the principal in respect of the Fund’s investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

The terms of any derivative hedging arrangements entered into by the Fund may provide that related collateral given to, or received by, the Fund may be pledged, lent, re-hypothecated or otherwise re-used by the collateral taker for its own purposes. If collateral received by the Fund is reinvested or otherwise re-used, the Fund is exposed to the risk of loss on that investment. Should such a loss occur, the value of the collateral will be reduced and the Fund will have less protection if the counterparty defaults. Similarly, if the counterparty reinvests or otherwise re-uses collateral received from the Fund and suffers a loss as a result, it may not be in a position to return that collateral to the Fund should the relevant transaction complete, be unwound or otherwise terminate and the Fund is exposed to the risk of loss of the amount of collateral provided to the counterparty.

Loans Generally

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value.

The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Lower Credit Quality Loans

There are no restrictions on the credit quality of the loans that may be held in the Fund’s portfolio. Loans arranged or purchased by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that the Fund may acquire have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than higher quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

Second Lien Loans

The Fund may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, which may limit their ability to amend its loan documents, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings relating to borrowers, which can materially affect recoveries.

Other Lending Risks

The value of investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. The Adviser may attempt to minimize this risk by maintaining low loan-to-liquidation values with a loan and the collateral underlying the loan. However, there can be no assurance that the value assigned by the Adviser to collateral underlying a loan can be realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, some loans may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation affiliated with the borrower. The amount realizable with respect to a loan may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting loans may fluctuate. In addition, active lending/origination by the Fund may subject it to additional regulation, as well as possible adverse tax consequences to investors therein. There is no assurance that the Adviser will be able to sufficiently minimize such risk. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of and subsequently liquidating various types of collateral.

Assignments

The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning selling institution and becomes a lender under the loan agreement with respect to that loan. To the extent the Fund purchases an assignment, the Fund generally will have the same voting rights as other lenders under the applicable loan agreement, including the right to vote to waive enforcement of breaches of covenants or to enforce compliance by the borrower with the terms of the loan agreement and the right to set off claims against the borrower and to have recourse to collateral supporting the loan. Assignments are, however, arranged through private negotiations between assignees and assignors and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning selling institution.

Assignments are sold strictly without recourse to the selling institutions and the selling institutions will generally make no representations or warranties about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans. In addition, the Fund will be bound by the provisions of the underlying loan agreements, if any, that require the preservation of the confidentiality of information provided by the borrower. Because of certain factors including confidentiality provisions, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as are publicly traded securities.

Prepayment

Loans are generally prepayable in whole or in part at any time at the option of the obligor at par plus accrued and unpaid interest thereon, and occasionally plus a prepayment premium. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.

Maturity

The Fund may invest in loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.

Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.

Collateralized Loan Obligations

The Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities and asset-backed securities (e.g., interest rate risk, credit risk and default risk), CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Repurchase Agreements

The Fund may engage in repurchase agreements with banks or broker-dealers. A repurchase agreement is an investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligations at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (i) possible decline in the value of the underlying security during the period while it seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights and possible inability to enforce the Fund’s rights.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

The Fund’s use of reverse repurchase agreements is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Investing through Special Purpose Entities

The Fund may acquire or hold interests in one or more entities formed in various U.S. and non-U.S. jurisdictions in order to administer certain tax filings or for other regulatory purposes (each such entity, a “Special Purpose Entity”). Investing through Special Purpose Entities, and in particular non-U.S. Special Purpose Entities, involves additional risks and special considerations beyond those typically associated with making investments directly. Such risks may include: (i) nationalization, expropriation of assets or confiscatory taxation; (ii) greater controls on foreign investment and limitations on repatriation of invested capital and on the ability to exchange local currencies for USD; and (iii) increased likelihood of governmental involvement and control. The cost of establishing and maintaining any such Special Purpose Entity, which may be substantial, will typically be borne by the Fund.

LIBOR Transition Risk

Certain instruments in which the Fund may invest may have relied in some fashion upon certain London Interbank Offered Rates (collectively, “LIBOR”), and in general, the Fund’s investments, payment obligations and financing terms may be based on similar types of reference rates. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, based on the rate that banks charge one another for the use of short-term money. Publication of all LIBOR settings has ceased. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Although the transition process away from LIBOR for many instruments has been completed, some residual effects of prior LIBOR use is continuing and there could be effects related to the transition away from LIBOR or former use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) how existing individual contracts transitioned away from LIBOR and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments ..

So-called “tough legacy” contracts had LIBOR interest rate provisions with no fallback provisions contemplating a permanent discontinuation of LIBOR, inadequate fallback provisions or fallback provisions which may not effectively result in a transition away from LIBOR prior to LIBOR’s planned replacement date. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the Financial Conduct Authority announced that it will require the publication of LIBOR settings on the basis of a changed methodology (known as “synthetic LIBOR”) for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

Moreover, certain aspects of the transition from LIBOR have relied on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may have also resulted in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Temporary Investments

For defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.

Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in business development companies in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Risks Associated with the Fund and the Adviser

Performance Fee and Reimbursable Pass-Through Expense

The Fund’s fee structure includes a Performance Fee and Reimbursable Pass-Through Expense (each as defined below) (collectively, the “Additional Fees and Expenses”). Very few investment advisers to registered investment companies receive a performance fee or pass-through expense similar to those to which the Adviser is entitled. In fact, depending on the Fund’s performance, the Additional Fees and Expenses could amount to a significant portion of the Fund’s expense ratio. Moreover, the Additional Fees and Expenses structure presents risks that are not present in investment funds without such fees and expenses.

The fees and expenses paid by the Fund to the Adviser, including the Additional Fees and Expenses, are similar to those of private investment funds, but significantly higher than those of most other registered investment companies.

The Additional Fees and Expenses create an incentive for the Adviser to cause the Fund to make investments that are riskier or more speculative than those that might have been made in the absence of the Additional Fees and Expenses. In addition, the Additional Fees and Expenses create an incentive for the Adviser to time investments in order to maximize income under the Additional Fees and Expenses.

Performance Fee. The Adviser is entitled to a performance fee (“Performance Fee”) after the end of each fiscal year of the Fund. The Performance Fee paid to the Adviser will be paid out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all Measurement Periods (as defined below) during such fiscal year exceed the balance of the loss carryforward account (as described below). The Fund also pays the Adviser the Performance Fee in the event a Measurement Period is triggered in connection with a share repurchase offer by the Fund, as described below.

For purposes of calculating the Performance Fee, “net profits” means the amount by which: (a) the net assets of the Fund, as of the end of a Measurement Period, increased by the dollar amount of shares of the Fund repurchased during the Measurement Period (excluding shares to be repurchased as of the last day of the Measurement Period after determination of the Performance Fee) and by the amount of dividends and other distributions paid to shareholders during the Measurement Period and not reinvested in additional shares (excluding any dividends and other distributions to be paid as of the last day of the Measurement Period), exceeds (b) the net assets of the Fund as of the beginning of the Measurement Period, increased by the dollar amount of shares of the Fund issued during the Measurement Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund). “Net assets” means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities, and obligations of the Fund (including any Reimbursable Pass-Through Expense), determined in accordance with U.S. GAAP and the valuation and accounting policies and procedures of the Fund.

“Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a share repurchase offer, the period of time from the last Measurement Period-end through the effective date of the repurchase offer also constitutes a Measurement Period for purposes of calculating the Performance Fee (if any) on shares being tendered for repurchase. (Upon termination of the Investment Management Agreement, the Fund will pay the Performance Fee to the Adviser as if the date of effectiveness of such termination is the end of the Fund’s fiscal year.) In the event that a Performance Fee is payable with respect to a Measurement Period that is not the Fund’s fiscal year-end due to the Fund’s share repurchases, the Performance Fee will be determined as if the end of such Measurement Period were the end of the Fund’s fiscal year, and only that portion of the Performance Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from any contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Measurement Period. Since the Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and conducts repurchase offers every fiscal quarter, Measurement Periods could be triggered (and, therefore, a portion of the Performance Fee, if any, would be payable to the Adviser) up to four times each fiscal year. For purposes of determining the Fund’s NAV, the Performance Fee is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).

The Performance Fee will be payable for a Measurement Period only if there is no balance in the Fund’s loss carryforward account. The loss carryforward account is an account that will have an initial balance of zero upon commencement of the Fund’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Fund for that Measurement Period and will be debited with the amount of any net profits of the Fund for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero). This is sometimes known as a “high water mark.”

A Performance Fee accrual may subsequently be reversed if the Fund’s performance declines. No adjustment to a repurchase price will be made after it has been determined.

Whenever Shares are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund’s assets paid in respect of such repurchase or in respect of such dividend or distribution. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund’s Shares are repurchased in a repurchase offer (meaning that 5% of the Fund’s assets are paid out to tendering shareholders), then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. Under this scenario, the Fund will not accrue a Performance Fee until it recovers the cumulative loss of $4,750,000. However, the amount of any cumulative loss incurred by the Fund will not be increased by any sales of Shares (including Shares issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding Shares increases, the per-share amount (but not the dollar amount) of a cumulative loss will be reduced. As a result, if a shareholder does not reinvest its distributions, the benefits that such shareholder would receive from a cumulative loss (if any) will be diluted. This means that an investor’s investment may bear a higher percentage Performance Fee than it otherwise would.

The application of the Performance Fee may not correspond to a particular shareholder’s experience in the Fund because aggregate cumulative appreciation is calculated on an overall basis allocated equally to each outstanding share. For example, a shareholder may acquire Shares after the Fund’s trading has resulted in a cumulative loss. If so, that shareholder’s Shares will not be subject to having their NAV reduced by the Performance Fee until sufficient gains have been achieved to exceed such losses, despite the fact that all gains allocated to such Shares from the date of purchase will constitute aggregate cumulative appreciation in respect of such Shares. Conversely, the Shares which had been outstanding when such losses were incurred may be subject to having their NAV reduced by the Performance Fee, even though the NAV per share is below the NAV at which such Shares were issued. In addition, when Shares are issued at a NAV reduced by the accrued Performance Fee and such accrued Performance Fee is subsequently reversed due to trading losses, the reversal will be allocated equally among all outstanding Shares (increasing the NAV per share), including those Shares whose purchase price had not itself been reduced by the accrued Performance Fee being reversed.

Reimbursable Pass-Through Expense. The Fund will reimburse the Adviser out of the Fund’s net assets for certain additional compensation-related expenses of the Adviser. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement.

The Reimbursable Pass-Through Expense shall be calculated by aggregating the Fund’s proportionate share of the total amounts paid by the Adviser to Pass-Through Persons with respect to each Allocable Account (each such amount, a “Strategy-Specific Pass-Through Expense”). The Strategy-Specific Pass-Through Expense is determined as of the end of the Fund’s fiscal year. The Strategy-Specific Pass-Through Expense is calculated based on the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards. In connection with a share repurchase offer by the Fund (as described below), the accrued Reimbursable Pass-Through Expense is included in the calculation of the Fund’s NAV but will not be paid to the Adviser until the end of the fiscal year, as described above.

For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “net profits” means the net of realized and unrealized gains and losses on the Allocable Account’s investments (including profits and losses attributable to investments in initial public offerings), interest, dividends, taxes, fees and other expenses allocated to such Allocable Account, excluding Fund-level operating expenses.

For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed). For purposes of determining the Fund’s NAV, an estimate of the Reimbursable Pass-Through Expense is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).

The Strategy-Specific Pass-Through Expense for an Allocable Account will be payable for a Measurement Period only if there is no balance in the Allocable Account’s loss carryforwards. Similar to the Fund’s loss carryforward account, each Allocable Account’s loss carryforward account is an account that will have an initial balance of zero upon commencement of the Allocable Account’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Allocable Account for that Measurement Period and will be debited with the amount of any net profits of the Allocable Account for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero). This is sometimes known as a “high water mark.”

The Investment Management Agreement provides that the Reimbursable Pass-Through Expense determined as of the end of any fiscal year shall not exceed 3.50% of Fund average net assets (the “Pass-Through Expense Cap”).

The Strategy-Specific Pass-Through Expense allocated by the Adviser to the associated Trading Team shall be based on a rate reviewed by the Board from time to time and range from 10% to 20% (“Performance Compensation Rate”) of the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards.

For further discussion of the impact of Share repurchases in a repurchase offer or dividends or distributions, and the application of the Reimbursable Pass-Through Expense and a shareholder’s experience in the Fund, see the corresponding discussions under “Performance Fee,” above.

The foregoing expenses are borne by the Fund, regardless of whether the Fund realizes net profits. For example, the Fund may bear significant charges related to performance payable to Pass-Through Persons, even if the Fund has not experienced, on a net basis, investment gains or has experienced investment losses. Any Fund-related expenses relating to the Reimbursable Pass-Through Expense will depend on the uncorrelated performance of each individual Trading Team. As a result, the Fund shall be required to pay the Reimbursable Pass-Through Expense regardless of aggregate Fund-level performance, and thus, the Fund can incur Reimbursable Pass-Through Expenses during periods that Fund performance is negative. Payments of such pass-through amount will reduce the net asset value of the Fund. The Performance Fee is calculated based on net profits including unrealized net gains; there is a risk that such unrealized gains on which the Performance Fee is charged may never be realized. In such case, shareholders may indirectly bear Performance Fee payments although the Fund has not realized a gain. In addition, the Reimbursable Pass-Through Expense is similarly calculated based on net profits including unrealized net gains; there is a risk that such unrealized gains on which the Reimbursable Pass-Through Expense is charged may never be realized. In such case, shareholders may indirectly bear such Reimbursable Pass-Through Expense payments although the Fund has not realized a gain.

Limited Operating History

The Fund has limited operating history, and as a result, the Fund does not have significant financial information on which investors can evaluate an investment in the Fund or the Fund’s prior performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives, achieve its desired portfolio composition, or raise sufficient capital and that the value of an investment in the Fund could decline substantially or become worthless.

Non-Diversified Status

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Systems and Operational

The Fund depends on the Adviser to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s and the Adviser’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Adviser, prime brokers, Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and investors’ investments therein.

Additionally, exchanges and securities markets may close early, close late or issue trading halts on specific securities or generally, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments. In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, they are subject to certain operational risks associated with reliance on service providers and service providers’ data sources. Errors or systems failures and other technological issues may adversely impact or delay the Fund’s calculation of its NAV, and such NAV calculation issues may continue over extended periods. The Fund may be unable to recover any losses associated with such failures.

Fundamental Analysis

Investment decisions will be based on fundamental analysis. In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Adviser misinterprets the meaning of certain data, the Fund may incur losses.

Investment and Due Diligence Process

Before making investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Adviser may be required to evaluate important and complex business, financial, tax, accounting and legal issues. When conducting due diligence and making an assessment regarding an investment, the Adviser will rely on the resources reasonably available to it, which in some circumstances whether or not known to the Adviser at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Consideration of Environmental, Social and Governance (ESG) Factors

The Fund does not have any specific ESG objective. However, the Adviser may consider ESG factors as part of its broader analysis of individual issuers, sub-sectors, sectors, regions, etc. ESG factors are one of many inputs in the overall research process and are not expected to drive in isolation the selection or exclusion of an issuer or security from the investment universe. As a result of including ESG factors in its analysis of a particular investment, the Adviser may take action (e.g., make or not make or dispose or not dispose an investment) when it would otherwise not have done so, which could adversely affect the performance of the Fund. On the other hand, the portfolio management team of the Fund may determine not to take ESG factors into account in its analysis of a particular investment, and the exclusion of such factors may prove to have an adverse effect on the performance of the applicable investments.

Senior Management Personnel of the Adviser

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Fund’s future success depends to a significant extent on the continued service and operations of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process and providing competent, attentive and efficient services to the Fund depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Key Personnel

The Adviser depends on the diligence, skill and network of business contacts of its and its affiliates’ investment professionals. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or a significant number of the investment professionals or partners of the Adviser or Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund, and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.

U.S. Federal Income Tax

The tax laws applicable to the Fund, its investments and shareholders are complex and subject to change. Prospective investors are urged to consult their tax advisers before making an investment in the Fund. In particular, the Fund could (1) generate ordinary expense, including fee expense, that might exceed ordinary income, thus resulting in a non-deductible net operating loss, (2) make a tax election that could cause all, or substantially all, of its net income, expenses, gains and losses, to be treated as ordinary in nature and potentially resulting in a non-deductible net operating loss, (3) incur non-deductible expenses, which could impact the after-tax return of any investor, (4) enter into transactions that adversely impact the timing, character or source of taxable income or deductions, or that adversely impact the availability of generally available tax credits, (5) adopt certain accounting conventions or methods that may be open to interpretation or challenge by the federal government, state governments or foreign taxing authorities; if these are not respected, the Fund could be subject to entity-level taxation, interest expense and tax penalties, (6) make distributions that are subject to disadvantageous income or withholding taxation, especially for non-U.S. investors, (7) make investments, particularly in illiquid securities or commodities, that could be subject to forced liquidation in a disorderly manner if in the future the U.S. federal government’s conclusions regarding certain tax planning entered into by the Fund were to differ from currently-accepted market practice, (8) allocate undistributed tax earnings and profits toward shares redeemed for dividends paid deduction purposes, (9) be forced to make distributions to comply with the tax law, and to sell investments at times and/or at prices that may not be advantageous in order to fund such distributions, or (10) invest in certain securities or other financial instruments for which the tax treatment may not be clear or may be subject to re-characterization by the IRS. It could be more difficult for the Fund to comply with the U.S. federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments were successfully challenged by the IRS.

Cyber Security

As the use of technology, including cloud-based technology, has become more prevalent in the course of business, investment vehicles such as the Fund and its service providers have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that render systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful act of Adviser personnel). In addition, cyber security breaches involving the Fund’s third-party service providers (including but not limited to the Adviser, Administrator, Transfer Agent, custodians, vendors, suppliers, Distributor and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. The Adviser’s use of cloud-based service providers could heighten or change these risks. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investments to lose value. In addition, work-from-home arrangements by the Fund, the Adviser or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the Adviser or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.

These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Technology and Data

The Adviser relies heavily on the use of technology, including proprietary and third-party software and data, both in portfolio management and more broadly to run most aspects of its business. For example, virtually all trade instructions are entered through and executed using electronic systems, and electronic systems and data are used to monitor compliance with investment guidelines.

The Adviser employs controls reasonably designed to assure that its technology systems are sound and the systems suppliers it relies on are reputable and competent. The Adviser also employs risk-based controls around the use of data, which include diligence of third-party service providers, monitoring data sources for inaccurate and missing data, and escalation procedures. Despite its control environment, the Adviser may encounter systems flaws, and some data may be inaccurate. These issues may go undetected for long periods of time, or avoid detection altogether. These issues could affect the investment performance of the Fund.

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in an exchange-listed closed-end fund, is not a liquid investment.

Closed-End Interval Fund; Liquidity

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Competition for Investment Opportunities

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

The Adviser and/or its affiliates and portfolio manager may determine that an investment is appropriate both for the Fund and for one or more other funds or accounts. In such event, depending on the availability of such investment and other appropriate factors, the Adviser may determine that the Fund should invest on a side-by-side basis with one or more other funds. The Fund may make all such investments subject to compliance with applicable laws and regulations and interpretations thereof by the SEC and its staff. In certain circumstances, negotiated co-investments may be made only if an exemptive order has been received from the SEC permitting such investment.

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Adviser has established, and may continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, or other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments. The returns and investor liquidity terms of each of the Other Investment Vehicles will likely differ materially from those of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Adviser for its own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Adviser will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in accordance with applicable policies and procedures. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made only if the Fund has received an exemptive order from the SEC permitting such investment. This could reduce the amount of transactions in which the Fund can participate and make it more difficult for the Fund to implement its investment objectives.

“Best-Efforts” Offering

This offering is being made on a best-efforts basis, whereby the Distributor is only required to use its best efforts to distribute the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that a limited number of Shares are subscribed for in this offering, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return

No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.

Repurchase Offers

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. See “Share Repurchase Program” beginning on page 85 of this prospectus.

Distribution Payment

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the shareholder’s original investment.

Fund Distribution Policy

The Fund intends to make distributions annually. The Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a “regulated investment company” under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a shareholder’s tax basis in such shareholder’s Shares. When a shareholder sells Shares, the amount, if any, by which the sales price exceeds the shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a shareholder’s tax basis in Shares, it generally will increase the amount of such shareholder’s gain or decrease the amount of such shareholder’s loss when such shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a shareholder’s tax basis in Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.

If the Fund elects to issue preferred shares and/or notes or other forms of indebtedness, its ability to make distributions to its shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred shares, notes or other indebtedness.

Anti-Takeover

The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; and the Board may, without shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give shareholders the opportunity to realize a premium over the value of the shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest, par value $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders. Investors may buy Shares of the Fund through Financial Intermediaries. Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold Shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. While Class A, Class I and Class M Shares do not impose a front-end sales charge, if you purchase Class A, Class I or Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine, provided that financial intermediaries limit such charges to a 5.00% cap for Class A Shares. Please consult your financial firm for additional information.

If an investment is made through an IRA, Keogh plan or 401(k) plan, an approved trustee must process and forward the subscription to the Fund. In such case, the Fund will send the confirmation and notice of its acceptance to the trustee.

The Fund accepts initial and additional purchases of Shares on each business day.

The Fund does not issue the Shares purchased (and an investor does not become a Shareholder with respect to such Shares) until the applicable purchase date, i.e., the following business day. Consequently, purchase proceeds do not represent capital of the Fund, and do not become assets of the Fund, until such date.

Any amounts received in advance of the initial or subsequent purchases of Shares are placed in a non-interest-bearing account with the Fund’s transfer agent prior to their investment in the Fund, in accordance with Rule 15c2-4 under the Securities Exchange Act of 1934, as amended. The Fund reserves the right to reject any application. Unless otherwise required by applicable law, any amount received in advance of a purchase ultimately rejected by the Fund will be returned to the prospective investor.

Purchase Terms

With respect to Class A Shares, the minimum initial investment is $50,000 for all accounts; subsequent investments may be made with at least $10,000. With respect to Class M Shares, the minimum initial investment is $50,000 for all accounts; subsequent investments may be made with at least $10,000. With respect to Class I Shares, the minimum initial investment is $50,000 for all accounts; subsequent investments may be made with any amount. While Class A, Class I and Class M Shares do not impose a front-end sales charge, if you purchase Class A, Class I or Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine, provided that financial intermediaries limit such charges to a 5.00% cap for Class A Shares. Please consult your financial firm for additional information. The Fund reserves the right to waive the investment minimum. The Fund may permit a Financial Intermediary to waive the initial minimum per shareholder for Class I Shares in the following situations: broker-dealers purchasing fund shares for clients in broker-sponsored discretionary fee-based advisory programs; Financial Intermediaries with clients of a registered investment adviser (RIA) who have entered into an agreement to offer institutional shares through a no-load program or investment platform; and certain other situations deemed appropriate by the Fund, such as purchases by Trustees and certain employees of WMC and its affiliates and their extended family members. The Fund’s Class I Shares are offered through its Distributor at NAV. The price of the Shares during the Fund’s continuous offering will fluctuate over time with the NAV of the Shares.

The Fund’s Shares are offered through its Distributor at NAV plus any applicable sales load. The price of the Shares during the Fund’s continuous offering will fluctuate over time with the NAV of the Shares.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Outstanding Securities [Table Text Block]

Outstanding Securities

The following table sets forth information about the Fund’s outstanding Shares as of October 31, 2025.

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares	Unlimited	None	0
Class I Shares	Unlimited	None	5,000,000
Class M Shares	Unlimited	None	42,500

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risks

The profitability of a significant portion of the Fund’s investment program depends to a great extent upon correctly assessing the future course of price movements of specific securities and other investments. There can be no assurance that the Adviser or its portfolio managers on the Underlying Strategies will be able to predict accurately these price movements. As a result, there is always some, and occasionally a significant, degree of market risk.

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or issuers represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics, discussed further below) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.

Health crises, such as pandemic and epidemic diseases, as well as other catastrophes that interrupt the expected course of events, such as those described above, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on investments and the Adviser’s operations. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for portfolio companies. In addition, under such circumstances, the operations, including functions such as trading and valuation, of the Adviser and other service providers of the Fund could be reduced, delayed, suspended or otherwise disrupted. The Fund’s portfolio manager could fall ill or otherwise be adversely affected by such events, requiring the addition and/or substitution of other investment personnel to act as portfolio manager of the Fund. Further, the occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments.

Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Underlying Strategies that focus their investments in a region enduring geopolitical market disruption will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

Current market conditions may pose heightened risks with respect to investments in fixed income securities. The U.S. Federal Reserve has raised interest rates from historically low levels. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s or Underlying Strategies’ investments in fixed income securities to decrease. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk.

Although interest rates have significantly increased since 2022 through the date of this prospectus, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets; tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties.

Government Regulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Regulation

The Fund may invest in securities and financial instruments listed on both U.S. and non-U.S. exchanges. The global financial markets have recently undergone, and are still undergoing, pervasive and fundamental disruptions and instability. Such instability has led to extensive and unprecedented governmental intervention. Regulators in many jurisdictions have implemented or proposed a number of wide-ranging emergency regulatory measures, including restrictions on the short selling of certain securities in many jurisdictions. Such intervention has in certain cases been implemented on an emergency basis without much or any notice, with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Adviser’s ability to implement the Fund’s investment objective. However, there will be increased regulation of the global financial markets, and such increased regulation could be materially detrimental to the performance of the Fund’s portfolio.

In addition, the global financial markets may undergo further fundamental disruptions in the future, which could result in renewed governmental interventions which may be materially detrimental to the performance of the Adviser and/or the Fund.

The Fund may invest primarily in securities of companies that derive a major portion of profits or anticipated profits from the global financial services sector, and accordingly are subject to the risks associated with investments in financial services companies, in addition to the general risks of the stock markets. This means that the Fund could be more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified industrial portfolio. One of the factors that the financial services industry is vulnerable to is extensive governmental regulation, which may change frequently and can, among other things, increase costs for new services or products and make it difficult to pass increased costs on to consumers.

The Fund may also invest in companies in the biotechnology and related sectors which are generally subject to greater governmental regulation than other industries at both the state and federal levels. Changes in governmental policies may have a material effect on the demand for or costs of certain products and services. These companies must receive government approval before introducing new drugs and medical devices or procedures. This process may delay the introduction of these products and services to the marketplace, resulting in increased development costs, delayed cost-recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. Certain of these companies depend on the exclusive rights or patents for the products they develop and distribute. Patents have a limited duration and, upon expiration, other companies may market substantially similar “generic” products which cost less to develop and may cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer.

Trade Policy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade Policy

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, and has proposed and/or taken actions to increase tariffs or other duties on goods or products being imported into the U.S. For example, the U.S. government has imposed, and may in the future increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Recently, the current U.S. presidential administration has proposed and/or imposed significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. The Fund cannot predict how or what tariffs will be imposed or what retaliatory measures other countries, including China, may take in response to tariffs proposed or imposed by the U.S. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies of the Fund and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.

There is uncertainty as to further actions that may be taken with respect to U.S. trade policy, including with respect to the proposed tariffs. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for the portfolio companies of the Fund and adversely affect their businesses and financial condition, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.

Availability of Suitable Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Suitable Investments

While the Adviser believes that many attractive investments of the types in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Competition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition

The markets for certain securities in the Fund’s investment program are or may become highly competitive. In such cases, the Fund may be competing for investment opportunities with a significant number of financial institutions as well as various institutional investors. Some of these competitors may be larger and have greater financial, human and other resources than the Fund and may in certain circumstances have a competitive advantage over the Fund. As a result of this competition, there may be fewer attractively priced investment opportunities than in the past, which could have an adverse impact on the ability of the Fund to meet its investment goals. There can be no assurance that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.

No Assurance of Investment Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage and realize a profit on such investments successfully. The Adviser believes that its investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Non-Diversification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification

The assets of certain of the Underlying Strategies may at times be concentrated in a single sector and within that sector may be concentrated in a relatively few number of securities and/or sectors at times. The Fund may take substantial positions in the same security or group of securities at the same time. Focusing investments in a small number of issuers increases risk, such as greater susceptibility to risks associated with a single economic, political or regulatory occurrence, as compared with a more diversified portfolio. Some of those issuers also may present substantial credit or other risks. Accordingly, the investment portfolio of the Fund may be subject to more rapid change in value than would be the case if the Underlying Strategies’ portfolios were required to maintain a wide diversification among companies, sectors, securities, countries and industry groups. See “Types of Investments and Related Risks – Non-Diversified Status” beginning on page 63 for additional information.

Multiple Underlying Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Underlying Strategies

The Fund’s assets will be allocated among various Underlying Strategies, each of which operates independently from the others. Accordingly, it is possible that one or more of the Underlying Strategies may, at any time, take positions that may be opposite of positions taken by other Underlying Strategies. It is also possible that the Underlying Strategies may, on occasion, have substantial positions in the same security or group of securities at the same time. The possible lack of diversification caused by these factors may subject the Fund’s investments to more rapid change in value than would be the case if the Fund’s investments were required to be more widely diversified.

Liquidity and Valuation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation

The Fund may invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past.

For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult and involve uncertainties and judgment. For example, because the Fund may trade in global markets with varying closing times and holiday schedules, the valuation of individual investments held by the Fund may be based on closing prices of markets that have been closed for different periods of time. Investments held by the Fund may trade with bid-ask spreads that may be significant and certain investments may, from time to time, be valued at the mean between such spreads. Certain of the Fund’s assets and liabilities may not have readily observable market prices and the valuation of such assets may rely on quoted prices in inactive markets or models that have observable inputs. Certain other categories of assets may lack any readily available market information and, accordingly, the valuation of such assets may rely substantially on models and significant unobservable inputs including assumptions from market participants. As such assets are not actively traded, their value can only be estimated using a combination of complex market prices, mathematical models and subjective assumptions. Information about market prices may be unavailable or difficult to obtain for investments that are not traded on an exchange or that trade less frequently, and the Adviser may determine the value of these investments by, among other things, using marked to market prices provided by dealers or pricing services, or through relative value pricing. When recent market quotations or other independent pricing information is not readily available, or does not (in the judgment of the Adviser) fairly represent the value of such investment, the Adviser will determine the value of an investment using other fair value methods determined in good faith. These methods may include, without limitation, use or consideration of third-party or proprietary pricing models; the cost of acquiring the investment; comparable issuer valuations; market prices of related instruments; recent private transactions of which the Adviser or its affiliates are aware (including recent transactions in which the Fund or other clients of the Adviser or its affiliates participated); book value, earnings or cash flow analyses; or any other information available to the Adviser or its affiliates regarding the relevant instrument, issuer or broader market events.

Fair value pricing involves judgments that are inherently subjective and uncertain, and in some cases involves reliance on information provided by private issuers or other sources whose reporting standards vary. Information used to determine fair valuations may be available on an irregular or less frequent basis. As a result, the presence of fair-valued investments may increase the volatility of the Fund’s NAV at times, while dampening it at other times, and this effect may be more pronounced to the extent fair values assigned to those investments represent a meaningful portion of the Fund’s overall portfolio value. While the Adviser will use its best efforts to value investments fairly, certain investments may be difficult to value and may be subject to varying interpretations of value. There can be no assurance that any fair values assigned to investments will reflect actual market value or will be realized upon the sale of such investments. If these valuations should prove to be incorrect, investors could be adversely affected, including (without limitation) when the Management Fee, Performance Fee and Reimbursable Pass-Through Expense are calculated. Similarly, as the Fund’s portfolio management process and decision-making are informed by such valuations, incorrect or uncertain valuations can adversely affect the Fund’s portfolio management.

As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as Valuation Designee to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. The investment strategy of the Fund is expected to involve the taking of frequent trading positions, as well as investment positions. As a result, portfolio turnover and transaction-related expenses of the Fund may significantly exceed those of other investment entities of comparable size. High portfolio turnover may result in acceleration of taxable income by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional and custodial expenses that are borne by the Fund.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage

The Fund generally expects to utilize leverage in pursuit of its investment objective. This results in the Fund controlling substantially more assets than it has equity. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Leverage can increase returns to investors if the Fund earns a greater return on leveraged investments than the Fund’s cost of such leverage. On the other hand, leverage will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. As a general matter, the presence of leverage can accelerate losses. The use of leverage exposes the Fund and shareholders to a high degree of additional risk, including, but not limited to: (i) greater losses from investments than would otherwise have been the case had the Fund not used leverage to make the investments; (ii) margin calls, interim margin requirements, interest payments or other loan costs may force premature liquidations of investment positions at a loss or otherwise on unattractive terms; (iii) to the extent that Fund revenues are required to meet principal payments, shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) losses on investments where the investment fails to earn a return that equals or exceeds the Fund’s cost of leverage related to such investment. In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.

To the extent that options, futures, options on futures, swaps, swaptions and other “synthetic” or derivative financial instruments are used, it should be noted that they inherently contain much greater leverage than a non-margined purchase of the underlying security, commodity or instrument. This is due to the fact that generally only a very small portion (and in some cases none) of the value of the underlying security, commodity or instrument is required to be paid in order to make such investments. In addition, many of these products are subject to variation or other interim margin requirements, which may force premature liquidation of investment positions at an inopportune time and adversely impact the performance of the Fund.

With respect to any asset-backed facility entered into by the Fund, a decrease in the market value of the Fund’s investments would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. Additionally, pursuant to SEC regulation, the Fund’s trading of derivatives and other transactions that create future payment or delivery obligations is subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements.

Access to competitively priced borrowing capacity is important to the Fund’s strategy. There can be no assurance that the cost of borrowing will remain such that the Fund can execute its strategy. Further, there can be no assurance that the Fund will have access to leverage necessary to execute its strategy. Significant price increases or limited access to borrowing as a result of, among other things, fewer lenders willing to provide margin capacity to counterparties, could negatively impact the Fund’s ability to achieve its investment objective.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising. Rising or high interest rates may deteriorate the credit quality of an issuer, guarantor or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations. The downgrade of the credit of a security or of the issuer of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. However, credit ratings are only the opinions of the agencies issuing them and are not absolute guarantees of the quality of the securities.

Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund invests in securities with widely varying credit ratings. Therefore, the Fund may in fact be subject to greater credit risk than an average credit rating would suggest. This risk is greater to the extent the Fund uses leverage or derivatives or has concentrated exposure to a counterparty.

Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Sustainability Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sustainability Risks

A sustainability risk is an environmental, social or governance (“ESG”) event or condition that, if it occurs, could cause an actual or potential material negative impact on the value of an investment (“Sustainability Risk”). Sustainability Risks may arise in respect of a company or sovereign issuer itself, its affiliates or in its supply chain and/or apply to a particular economic sector, geographical or political region. Environmental Sustainability Risks, including risks arising from climate change, are associated with events or conditions affecting the natural environment. Social risks may be internal or external to a business or sovereign issuer and are associated with employees, local communities, customers or populations of companies or countries and regions. Governance risks are associated with the quality, effectiveness and process for the oversight of day-to-day management of companies. Assessment of Sustainability Risks is complex and requires subjective judgements, which may be based on data which is difficult to obtain and incomplete, estimated, out of date or otherwise materially inaccurate. Even when identified, there can be no guarantee that the Adviser will correctly assess the impact of Sustainability Risks on the Fund’s investments.

Sustainability Risk could be connected with the loss of investment value in numerous ways. For investments in a corporate issuer, losses may result from, for example and without limitation, damage to its reputation with a consequential fall in demand for its products or services, loss of key personnel, exclusion from potential business opportunities, increased costs of doing business and/or increased cost of capital. Laws, regulations and industry norms play a significant role in controlling the impact on ESG factors of many industries, particularly in respect of environmental and social factors. Any changes in such measures, such as increasingly stringent environmental or health and safety laws, can have a material impact on the operations, costs and profitability of businesses. A corporate issuer may also suffer the impact of fines and other regulatory sanctions. The time and resources of the corporate issuer’s management team may be diverted from furthering its business and be absorbed seeking to deal with the Sustainability Risk, including changes to business practices and dealing with investigations and litigation. Sustainability Risks may also give rise to loss of assets and/or physical loss including damage to real estate and infrastructure. The utility and value of assets held by businesses to which the Fund is exposed may also be adversely impacted by a Sustainability Risk. Further, certain industries face considerable scrutiny from regulatory authorities, non-governmental organizations and special interest groups in respect of their impact on ESG factors. This may cause affected industries to make material changes to their business practices, which can increase costs and result in a material negative impact on the profitability of businesses. Such scrutiny also may materially impact the consumer demand for a business’s products and services, which may result in a material loss in value of an investment linked to such businesses.

Sustainability Risks are relevant as both standalone risks, and also as cross-cutting risks that manifest through many other risk types that are relevant to the assets of the Fund. For example, the occurrence of a Sustainability Risk can give rise to financial and business risk, including though a negative impact on the creditworthiness of other businesses.

Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales

The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. In addition, reporting requirements and limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment strategies, including its ability to express negative views in relation to certain securities, companies or sectors, and any such limitations may adversely affect the performance of the Fund. The Fund’s use of short sales is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Futures Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Contracts

The Fund may invest in futures contracts. As discussed above under “Leverage,” the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security can produce disproportionately larger profit or loss.

A futures contract is an agreement to buy or sell a security or other asset for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, a party can close out its position on the exchange for cash, without delivering the underlying security or other underlying asset. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price and on or before a specified expiration date.

The Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. The Fund may also invest in futures contracts on carbon offset credits. A carbon offset credit represents the reduction or removal of a specific amount of carbon dioxide or other greenhouse gas (“GHG”) from the atmosphere. Carbon offset credits are designed to provide a mechanism for people and businesses to mitigate the adverse environmental impact of their GHG-generating activities. The Fund also may invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale or purchase of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which a party agrees to pay or receive an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including , but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the Markit CDX credit index; the iTraxx credit index; U.S. Treasury bonds; U.S. Treasury notes; U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain futures contracts on indexes, financial instruments or foreign currencies may represent new investment products that lack performance track records. A commodity futures contract is an agreement to buy or sell a commodity, such as an energy, agricultural, metal or carbon commodity at a later date at a price and quantity agreed-upon when the contract is bought or sold.

Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. Customer account agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the U.S. Commodity Futures Trading Commission. Variation margin, or changes in market value, are generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing an offsetting futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The requirements for qualification as a RIC also may limit the extent to which the Fund may enter into futures, futures options and forward contracts.

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Additionally, the price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

There are several additional risks associated with transactions in commodity futures contracts, including, but not limited to, storage, reinvestment and other economic factors.

●	Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

●	In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

●	The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

●	The Fund’s use of futures is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Commodities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodities

The value of commodities and commodity-related instruments may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. An unexpected surplus of a commodity caused by one of the aforementioned factors, for example, may cause a significant decrease in the value of the commodity (and a decrease in the value of any investments directly correlated to the commodity). Conversely, an unexpected shortage of a commodity caused by one of the aforementioned factors may cause a significant increase in the value of the commodity (and a decrease in the value of any investments inversely correlated to that commodity). The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Derivatives Instruments Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Instruments Generally

The Fund may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include, but are not limited to, options, futures contracts, options on futures, forward contracts, swaps and credit-linked notes. The Fund may take advantage of opportunities with respect to certain other derivative instruments which are not presently contemplated for use by the Fund or which are currently not available. Derivative instruments may be used for a variety of reasons, including to enhance return, to provide leverage, to hedge certain market risks, or to provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives may permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. Derivative instruments contain much greater leverage than do non-margined purchases of the underlying instrument in as much as only a very small portion of the value of the underlying instrument is required to be deposited as collateral in order to effect such investments.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, leverage risk, counterparty (including credit) risk, operational risk, legal risk and management risk, as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. Operational and legal risks include risks related to documentation issues, system failures, inadequate controls, human error and the risk that a party’s obligations would be legally unenforceable.

By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position, and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders.

Non-centrally cleared over-the-counter (“OTC”) derivatives are also subject to the increased risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty. Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. In such case, the Fund may lose money. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that hedging transactions will be effective.

The regulation of the derivatives markets has increased over the past several years. The SEC rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. The Fixed Income Clearing Corporation (“FICC”) is a CCA for U.S. Treasury securities. FICC currently operates a “Sponsored Program” for clearing of Treasury repo transactions pursuant to which a registered fund may enter into a clearing arrangement with a “sponsoring member” bank or broker-dealer that is a direct participant of FICC as a “sponsored member” of FICC.

Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2027. The clearing mandate is expected to result in the Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation which may affect the cost, terms and/or availability of cleared repo transactions.

Additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance.

The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”). The Adviser expects to rely on CFTC Rule 4.12(c)(3) with respect to its operation of the Fund. CFTC Rule 4.12(c)(3) allows for “substituted compliance” with respect to certain CFTC recordkeeping, reporting and disclosure requirements on the basis of the Fund’s compliance with SEC rules and regulations applicable to the Fund and the Adviser. As a result, the Adviser will not be subject to certain aspects of the CFTC’s rules ordinarily applicable to commodity pool operators, including the specific disclosure requirements under CFTC rules in connection with its management of the Fund. The Adviser will incur higher expenses for the Fund compared with exempt advisers. The CPO of a registered investment company with less than three years of operating history is required under Rule 4.12(c)(3) to disclose the performance of all accounts and pools that are managed by the CPO and that have investment objectives, policies and strategies substantially similar to those of the newly-formed registered investment company. See “Appendix A – Supplemental Performance Information of the Affiliated Fund.”

Credit Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Derivatives

As part of its investment strategy, the Fund may enter into credit derivative transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third-party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more fixed payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (mainly a default on a material portion of its outstanding obligations, a bankruptcy or a restructuring of its debt). Upon the occurrence of a credit event, credit default swaps may be cash settled (either directly or by way of an auction) or physically settled. If the transaction is cash settled, the amount payable by the credit protection seller following a credit event will usually be determined by reference to the difference between the nominal value of a specified obligation of the reference entity and its market value after the occurrence of the credit event (which sometimes may be established in an industry-wide auction process). If the transaction is physically settled, the credit protection buyer will deliver an obligation of the reference entity that is either specified in the contract or the general characteristics are described therein to the credit protection seller in return for the payment of its nominal value. Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. There are a number of uncertainties in the tax laws relating to credit default swaps. There can be no assurance that the characterization adopted by the Fund with respect to a particular credit default swap will be respected by the IRS or a court, and any recharacterization by the IRS, if successful, could adversely affect the shareholders’ investments in the Fund.

Credit derivative transactions are an established feature of the financial markets and both the number of participants and range of products available have significantly increased over the years. Credit derivative transactions dependent upon credit events are priced incorporating many variables including the pricing and volatility of the common stock of the reference entity, potential loss upon default by the reference entity on any of its obligations, and the shape of the U.S. Treasury Market curve, among other factors. As such, there are many factors upon which market participants may have divergent views. Additionally, credit derivatives may require the posting of collateral. A bankruptcy of the collateral holder may result in losses to the extent posted collateral exceeds the obligations of the pledging party under the credit derivative transaction.

Transactions in certain derivatives are subject to trading and clearing on a U.S. national exchange and clearinghouse and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Certain credit index derivatives are currently required to be traded on a Swap Execution Facility (“SEF”) and cleared through a registered clearinghouse. For swaps that are cleared through a clearinghouse, the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk. Clearinghouse collateral requirements may differ from and be greater than the collateral terms negotiated with derivatives counterparties in the OTC market, and U.S. regulators have discretion to set collateral requirements for trades that are not cleared through a clearinghouse. OTC derivative dealers will be required to post margin to the clearinghouse through which they clear their customers’ trades instead of using such margin in their operations, as they historically were allowed to do. This will further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks. In addition, the Fund’s assets are also subject to the risk of the failure of any of the exchanges on which its positions trade or of its clearinghouses or counterparties.

The Fund’s use of credit derivatives is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Swap Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements

The Fund may enter into swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index). The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement agree to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net” basis. Consequently, the Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long-term or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Adviser determines that other forms are consistent with the Fund’s investment objective and policies.

Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, then the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses by the Fund.

Whether the Fund’s use of swap agreements, if any, will be successful in furthering its investment objective will depend on the Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. This risk may be mitigated by the delivery of variation margin to the Fund when it is “in-the-money” under a swap.

As noted in the section entitled “Credit Derivatives” above, certain standardized swaps are subject to mandatory exchange trading and central clearing. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make the Fund’s use of swap transactions risk-free, as the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk.

The Fund’s use of swaps is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Warrants [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants

The Fund may invest in warrants. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities or commodities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

The Fund’s use of warrants is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities

The Fund may invest in convertible securities, which are securities that may be exchanged or converted into a predetermined number of the issuer’s underlying shares or the shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, stock index notes, mandatories, or a combination of the features of these securities.

Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. In addition, the value of a convertible security is influenced by the interest rate environment, company credit risk, and by the value of the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the credit quality, maturity and yield of the convertible security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar but non-convertible securities of the same issuer.

Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options

The investment program of the Fund may include the use of options. The Fund may purchase and sell (“write”) options on equities on national and international securities exchanges and in the domestic and international OTC market. The seller (“writer”) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security, plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. If the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The writer of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the value of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment in the call option. If the buyer of the call sells short the underlying security, the loss on the call will be offset, in whole or in part, by any gain on the short sale of the underlying security.

Options may be cash settled, settled by physical delivery or by entering into a closing purchase or closing sale transaction. In entering into a closing purchase transaction, the Fund may be subject to the risk of loss to the extent that the premium paid for entering into such closing purchase transaction exceeds the premium received when the option was written.

The Fund may also purchase and sell call and put options on stock indices and ETFs listed on national securities exchanges or traded in the OTC market for the purpose of realizing its investment objective or for the purpose of hedging its portfolio. A stock index or ETF fluctuates with changes in the market values of the stocks included in the index or ETF. The effectiveness of purchasing or writing stock index or ETF options for hedging purposes will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock indices or ETFs selected. Because the value of an index or ETF option depends upon movements in the level of the index or ETF rather than the price of a particular stock, whether the Fund will realize gains or losses from the purchase or writing of options on indices or ETFs depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices or ETFs, in an industry or market segment, rather than movements in the price of particular stocks. Accordingly, successful use by the Fund of options on stock indices or ETFs will be subject to the ability of the Adviser to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.

The Fund’s use of options is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Forward Trading [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Trading

The Fund may engage in forward trading. Forward contracts and options thereon are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Market illiquidity or disruption could result in substantial losses to the Fund.

The Fund’s use of forward trading is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Small Capitalization Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small Capitalization Stocks

At any given time, the Fund may have significant investments in smaller-sized companies of a less seasoned nature whose securities are traded in the over-the-counter market. These “secondary” securities often involve significantly greater risks than the securities of larger, better-known companies. In addition to being subject to the general market risk that common stock prices may decline over short or extended periods, the Fund may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, investors should have a long-term investment horizon.

Mid Capitalization Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mid Capitalization Stocks

The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Mid capitalization companies may have limited product lines, markets and financial resources. Securities of mid capitalization companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid capitalization stocks may fall out of favor relative to small or large capitalization stocks.

Large Capitalization Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Large Capitalization Stocks Large capitalization stocks may fall out of favor relative to small or mid capitalization stocks.
Communications and Technology Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Communications and Technology Companies

Communications and technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing communications and technology industries. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines. Profitability of communications and technology companies can be negatively impacted by aggressive pricing from competitors, research and development costs, and the availability and prices of components. Communications and technology companies may be subject to extensive government regulation and scrutiny, and the costs of complying with governmental regulations or the enactment of new regulatory requirements may negatively affect the business of such companies. The communications and technology industries are highly susceptible to short product cycles; falling prices and profits; innovation and competition from new market entrants; a heavy reliance on patent protection and other intellectual property rights; failure to obtain, or delays in obtaining, financing or regulatory approval (including licensing and franchise rights); product compatibility; actual or perceived security vulnerabilities in their products and services and related litigation and remediation efforts; and unexpected changes in consumer preferences. Communications and technology companies may also be more susceptible than companies in other sectors to hacking attempts and potential theft of proprietary or consumer information, or disruptions in service, which could have a material adverse effect on their businesses.

Banks and Financial Services Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banks and Financial Services Companies

Different areas of the overall financial services industry tend to be highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, the availability of money or asset valuations, credit rating downgrades, price competition, regulatory developments, and credit, borrower, asset, or counterparty concentration. Banks and other financial services companies are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, increase the amount of capital they must maintain, and limit the amounts and types of loans and other financial commitments they can make. In addition, companies in the financial sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets. Financial services companies may also be hurt when interest rates rise sharply, although not all companies are affected equally, and may also be vulnerable to rapidly rising inflation. Many financial services companies can possess growth characteristics, but the industry is not generally perceived to be dynamic or aggressive. The financial services industry is also a target for cyberattacks, and may experience technology malfunctions and disruptions, each of which can cause significant losses to such companies.

Health Sciences Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Health Sciences Companies

Developments that could adversely affect health care and other health sciences companies include: intense competition; changes in legislation or government regulations, including uncertainty regarding health care reform and how it will be implemented; reductions in government funding or price controls imposed by a government; lengthy approval times or government non-approvals of products and services; dependency on patent protection; product liability or other litigation; increases or decreases in the cost of or demand for medical products and services; an increased emphasis on outpatient services; pricing pressure (including price discounting); and the obsolescence of popular products. The overall level of risk is increased to the extent that the Fund has significant exposure to smaller or unseasoned health care companies, which may not have established products or sufficiently experienced management, and may be thinly capitalized, or if the Fund invests a significant portion of its assets in companies involved in the same or related business lines, such as pharmaceuticals, hospital management, and managed care. In addition, a number of health care and other health sciences companies have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far reaching.

Private Placements and IPOs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Placements and IPOs

Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and gauging how the investment is likely to perform over time. The more limited financial information and lack of publicly available prices require the Fund to determine a fair value for such investments. The fair valuation process involves a significant amount of judgment and the fair value prices determined for the Fund could differ from those of other market participants. An initial public offering, which marks the debut of a company’s stock on a public stock exchange, results in greater available financing for the company and more information available to evaluate the company’s investment prospects. However, these companies that only recently began to publicly trade tend to have limited products and customers, may not be fully prepared for the additional oversight and regulation that results, and do not have a trading history to assess how the stock has behaved during various market cycles.

Non-U.S. Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Securities

The Fund may invest a portion of its assets in non-U.S. securities. Investing in securities of non-U.S. governments and companies that are generally denominated in non-U.S. currencies and utilization of options on non-U.S. securities involves certain considerations comprising both risks and opportunities not typically associated with investing in securities of the United States Government or United States companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruptions, political changes, security suspensions, diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular non-U.S. currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. Non-U.S. securities also may be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Market Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Securities

Non-U.S. investment risk may be particularly high to the extent the Fund invests in emerging market securities. The Fund considers emerging market countries to be countries represented in the MSCI Emerging Markets Index (the “Index”). Emerging market securities may present market, credit, currency, liquidity, volatility, legal, political, technical and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed non-U.S. countries. Future economic or political crises in emerging markets could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar (“USD”), and devaluation may occur subsequent to investment in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

To the extent the Fund invests in emerging market securities that are economically tied to a particular region, country or group of countries, the Fund may be more sensitive to adverse political or social events affecting that region, country or group of countries. Economic, business, political, or social instability may affect emerging market securities differently, and often more severely, than developed market securities. To the extent the Fund focuses its investments in multiple asset classes of emerging market securities, it may have a limited ability to mitigate losses in an environment that is adverse to emerging market securities in general. Emerging market securities may also be more volatile, less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities economically tied to developed non-U.S. countries. The systems and procedures for trading and settlement of securities in emerging markets are less developed and less transparent and transactions may take longer to settle. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Fund will also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities. Rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for non-U.S. issuers. In such a scenario, non-U.S. issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

Frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. The Fund considers frontier market countries to include any country that is outside of the Index or the MSCI All Country World Index; and may include any country that is currently included in the MSCI Frontier Markets Index, Russell Frontier Index, S&P Frontier Broad Market Index (BMI), or similar market indices. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier markets generally receive less investor attention than developed markets and larger emerging markets.

Sovereign and Other Governmental Debt Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sovereign and Other Governmental Debt Investments

The Fund may invest its assets in sovereign and other governmental debt instruments, which involve special risks. The governmental authority that controls the repayment of the sovereign and other governmental debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: (i) the extent of its foreign reserves; (ii) the availability of sufficient foreign exchange on the date a payment is due; (iii) the relative size of the debt service burden to the economy as a whole; or (iv) the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. In addition, sovereign and other governmental debt instruments may be subject to credit spread risks resulting from exposures to changes in a sovereign and other governmental issuer’s probability of default, expected recovery rate and actual default. In recent years, some sovereign and other governmental issuers have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. If an issuer of sovereign and other governmental debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Foreign Currency and Exchange Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency and Exchange Risks

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars, and the books of the Fund will be maintained, and investments in and distributions from the Fund will generally be made, in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in, or otherwise exposed to, currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

In general, to the extent that the Fund invests directly in non-U.S. currencies or in securities that trade in, and receive revenues in, non-U.S. currencies, or in derivatives or other instruments that provide exposure to non-U.S. currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in non-U.S. currencies and/or foreign currency-denominated securities may reduce the returns of the Fund. Currency risk may be particularly high to the extent that the Fund invests in non-U.S. currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed non-U.S. currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

The Adviser generally intends to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. The Fund may seek to hedge these risks by investing in non-U.S. currencies, foreign currency futures contracts and options thereon, forward foreign currency exchange contracts or similar instruments, or any combination thereof, but there can be no assurance that such strategies will be implemented, or if implemented, will be effective. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies.

Access Products [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access Products

In order to gain access to certain markets where direct investment may not be possible or as otherwise deemed advisable by the Adviser, the Fund may invest in derivative securities issued by a financial institution or special purpose entity (“Access Products”), the performance of which depends on the performance of a corresponding non-U.S. security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity. Access Products are generally subject to the same risks as direct holdings of securities of non-U.S. issuers and non-USD securities described above and the counterparty risks described below. Because the full notional value of the exposure is often provided to the issuer of the Access Product, the counterparty exposure can be significant. The Fund may also have difficulty disposing of an Access Product because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

Counterparty And Settlement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty and Settlement Risk

To the extent the Fund invests in certain non-centrally cleared swaps, derivative or other synthetic instruments (including Access Products), repurchase agreements, reverse repurchase agreements, other over-the-counter transactions or non-U.S. securities or engages in securities lending, the Fund may take a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction. These risks are increased to the extent the Fund has concentrated exposure to a counterparty.

Exchange-Traded Funds (ETFs) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Funds (ETFs)

Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times, and during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the ETF’s shares’ NAV may widen. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Adviser nor the Fund can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

Fixed Income Buy-Sellback and Sell-Buyback Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Buy-Sellback and Sell-Buyback Agreements

Buy-sellback agreements involve certain risks in the event of default by the other party. In the event of the bankruptcy or other default of a seller of a buy-sellback agreement, the Fund could experience both delays in liquidating the underlying securities at the agreed upon prices and losses, including (i) possible decline in the value of the underlying security during the period while it seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Sell-buyback agreements involve the risk that the market value of the underlying securities in the Fund may decline below the price of the securities the Fund is obligated to repurchase under the agreement. In addition, should the counterparty default, a risk exists that the value of the security the Fund has sold increases and the proceeds from the original sale and any additional collateral posted by the buyer does not offset the security’s increased value. In the event the other party involved in a sell-buyback agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Risk

Investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses, default risk of tenants and borrowers, the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a REIT or a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Finally, private REITs are not traded on a national securities exchange. As such, these products are generally illiquid. This reduces the ability of the Fund to redeem its investment early. Private REITs are also generally harder to value and may bear higher fees than public REITs.

Mortgage-Related and Other Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value.

Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related securities and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited.

The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

PIPEs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PIPEs

The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the OTC securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Special Purpose Acquisition Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Purpose Acquisition Companies

A special purpose acquisition company (“SPAC”) is a publicly traded company that raises investment capital in the form of a blind pool via an initial public offering (“IPO”) for the purpose of acquiring an existing company. The typical SPAC IPO involves the sale of units consisting of one share of common stock combined with one or more warrants or fractions of warrants to purchase common stock at a fixed price upon or after consummation of the acquisition. Shortly after the SPAC’s IPO, such units typically are split into publicly listed common stock and warrants (and rights, if applicable) which are each listed and traded separately. The proceeds from the IPO are placed in trust until such time that the SPAC identifies and consummates the acquisition. A SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If the SPAC does not complete the acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the entity’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the Fund may obtain certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an IPO.

SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not conducted any discussions or made any plans, arrangements or understandings with any prospective transaction candidates. Accordingly, there is a limited basis, if any, on which to evaluate the SPAC’s ability to achieve its business objective, and the value of its securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. While certain SPACs are formed to make transactions in specified market sectors, others are complete “blank check” companies, and the management of the SPAC may have limited experience or knowledge of the market sector in which the transaction is made. Accordingly, at the time that the Fund invests in a SPAC, there may be little or no basis for the Fund to evaluate the possible merits or risks of the particular industry in which the SPAC may ultimately operate or the target business which the SPAC may ultimately acquire. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid. There can be no assurance that a market will develop.

The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested.

The Fund may invest in liquid alternative strategies including stocks, rights, warrants, and other securities of SPACs.

Equity Securities Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Generally

The Fund may invest in equity securities without regard to market capitalization or liquidity. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, common stocks, preferred securities, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than most fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.

Depositary Receipts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Depositary Receipts

The Fund may hold investments in sponsored and unsponsored American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present the additional investment considerations of non-U.S. securities.

Debt Securities Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Generally

The Fund may invest in fixed income securities and other debt securities. Certain of these securities may be unrated by a recognized credit-rating agency or below investment grade, which are subject to greater risk of loss of principal and interest than higher-rated debt securities. The Fund may invest in debt securities that rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may invest in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund will therefore be subject to credit and liquidity risks, including the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. In addition, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. Investment in a debt instrument will normally involve the assumption of interest rate risk.

High Yield, Low-Rated or Unrated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield, Low-Rated or Unrated Securities

Debt securities (including bonds) and preferred stock in which the Fund invests may or may not be rated by credit rating agencies. If they are rated, their ratings may range from the very highest to the very lowest. Securities rated below investment grade normally provide a yield that is significantly higher than that of investment grade securities, but are quite speculative for reasons enumerated below. The lower-rated categories include debt securities that are in default and debt securities of insolvent issuers. The rating that a credit rating agency assigns to a security does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security. The values of lower-rated securities (including unrated securities of comparable quality) fluctuate more than those of higher-rated securities because investors generally believe that there are greater risks associated with them. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of principal and income. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of the securities more volatile and could limit the purchaser’s ability to sell the securities at prices approximating the values it had placed on the securities. In general, the market for lower-rated or unrated securities is smaller and less active than that for higher-rated securities, which can adversely affect the ability to sell these securities at favorable prices. In addition, the market prices of lower-rated securities are likely to be more volatile because: (i) an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default; (ii) past legislation has limited (and future legislation may further limit) investment by certain institutions in lower-rated securities or the tax deductibility of the interest by the issuer, which may adversely affect the value of the securities; and (iii) it may be difficult to obtain information about financially or operationally troubled issuers. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.

Mezzanine Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Debt

The Fund may invest in mezzanine debt. Investments in mezzanine debt securities of highly leveraged companies involve a high degree of risk. Highly leveraged companies are inherently more sensitive to adverse business or financial developments or economic factors, including declines in company revenues, increases in company expenses, rising interest rates, downturns in the economy, increasing competition, and deteriorating industry conditions. In addition, mezzanine debt securities typically are subordinated to substantial amounts of senior debt, all or a significant portion of which may be secured, which means that distributions to mezzanine holders are available only after satisfaction of claims of senior creditors. While the mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments.

Subordinated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Securities

The Fund may invest in mortgage-backed securities and other securities that are subordinate to one or more senior classes. Generally, such subordinated securities bear the first risk of loss on the mortgages or other collateral underlying such securities. As a result, changes in the value of the performance of subordinated securities are expected to be greater than the change in the value or payment performance of the underlying mortgages or other collateral. In the event of a default, proceeds from any realization on the underlying mortgages or other collateral will first be allocated to the senior classes of securities in accordance with the priority of payments prior to any allocation to the subordinated securities held by the Fund.

Crypto Asset Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Crypto Asset Risk

The Fund may seek exposure to crypto assets indirectly through investments in ETFs, ETPs and instruments including futures contracts and other derivative instruments. Crypto assets are highly volatile and may be subject to significant risks, including fraud, theft, regulatory uncertainty, and cybersecurity breaches. Crypto assets constitute an emerging asset class with a limited history, and exposure to crypto assets is subject to substantial risks, including significant price volatility and fraud and manipulation, which are generally more pronounced in the crypto asset market compared to traditional asset classes. The value of a crypto asset may be determined by a range of factors including supply and demand for such asset on centralized and decentralized trading platforms. Such platforms are often unregulated and may experience operational issues, market manipulation, or data inaccuracies. Additionally, regulation of crypto assets is still evolving, and changes in laws or regulatory oversight could adversely affect the value of cryptocurrency investments. The Fund’s exposure to crypto assets through ETPs also may result in additional risks, as these vehicles may not be registered under the 1940 Act, limiting shareholder protections. See “Types of Investments and Related Risks – Futures Contracts” and “Types of Investments and Related Risks – Derivative Instruments Generally” in this prospectus for additional detail on certain risks associated with the Fund’s indirect exposure to cryptocurrencies through those instruments.

Bank Debt, Participations and Assignments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bank Debt, Participations and Assignments

The Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in collateralized loan obligations, including interests on whole commercial, consumer and other loans and lease contracts. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

In certain cases, the rights and obligations acquired by the Fund through the purchase of an Assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participations. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participations. In addition, in connection with purchasing Participations, the Fund generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the Participations. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

Investments in Participations and Assignments involves additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Fund may have difficulty disposing of Assignments or Participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for the Fund to assign a value to Assignments or Participations when valuing the Fund’s securities and calculating its NAV.

Use of Collateral [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Collateral

Collateral for private credit investments may include a wide range of assets, including, but not limited to, assets and/or net income of companies, real estate, revenue streams, equity interests, fund interests, royalties of various types, rights to litigation proceeds, trade receivables, and derivative exposure to loans. To the extent the Fund invests in loans based partly upon the adequacy of the borrower’s collateral, an incorrect valuation of such collateral may result in unforeseen losses. The inherent uncertainty of the value of collateral may result in values that differ significantly from the values that can ultimately be obtained for such collateral. Even if collateral is initially valued correctly, changes in market conditions, regulations or other circumstances, or changes directly related to such collateral, may materially adversely affect the value thereof. In addition, there can be no assurance that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment.

Under certain circumstances, collateral securing an investment may be released without the consent of the lender. Moreover, the lender’s security interest (with respect to investments in secured debt) may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the Fund may not have priority over other creditors as anticipated. First priority lien investments made by the lender may, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower. The Fund may also invest in second-lien debt, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured instruments each of which involves a higher degree of risk than senior first-lien secured debt, including the re-use and subsequent loss of collateral by the borrower. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of senior lenders (with respect to some or all of the assets of an issuer in which the Fund invests). Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the ability of the issuer to repay the principal in respect of the Fund’s investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

The terms of any derivative hedging arrangements entered into by the Fund may provide that related collateral given to, or received by, the Fund may be pledged, lent, re-hypothecated or otherwise re-used by the collateral taker for its own purposes. If collateral received by the Fund is reinvested or otherwise re-used, the Fund is exposed to the risk of loss on that investment. Should such a loss occur, the value of the collateral will be reduced and the Fund will have less protection if the counterparty defaults. Similarly, if the counterparty reinvests or otherwise re-uses collateral received from the Fund and suffers a loss as a result, it may not be in a position to return that collateral to the Fund should the relevant transaction complete, be unwound or otherwise terminate and the Fund is exposed to the risk of loss of the amount of collateral provided to the counterparty.

Loans Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans Generally

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value.

The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Lower Credit Quality Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lower Credit Quality Loans

There are no restrictions on the credit quality of the loans that may be held in the Fund’s portfolio. Loans arranged or purchased by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that the Fund may acquire have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than higher quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

Second Lien Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Loans

The Fund may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, which may limit their ability to amend its loan documents, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings relating to borrowers, which can materially affect recoveries.

Other Lending Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Lending Risks

The value of investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. The Adviser may attempt to minimize this risk by maintaining low loan-to-liquidation values with a loan and the collateral underlying the loan. However, there can be no assurance that the value assigned by the Adviser to collateral underlying a loan can be realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, some loans may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation affiliated with the borrower. The amount realizable with respect to a loan may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting loans may fluctuate. In addition, active lending/origination by the Fund may subject it to additional regulation, as well as possible adverse tax consequences to investors therein. There is no assurance that the Adviser will be able to sufficiently minimize such risk. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of and subsequently liquidating various types of collateral.

Assignments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Assignments

The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning selling institution and becomes a lender under the loan agreement with respect to that loan. To the extent the Fund purchases an assignment, the Fund generally will have the same voting rights as other lenders under the applicable loan agreement, including the right to vote to waive enforcement of breaches of covenants or to enforce compliance by the borrower with the terms of the loan agreement and the right to set off claims against the borrower and to have recourse to collateral supporting the loan. Assignments are, however, arranged through private negotiations between assignees and assignors and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning selling institution.

Assignments are sold strictly without recourse to the selling institutions and the selling institutions will generally make no representations or warranties about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans. In addition, the Fund will be bound by the provisions of the underlying loan agreements, if any, that require the preservation of the confidentiality of information provided by the borrower. Because of certain factors including confidentiality provisions, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as are publicly traded securities.

Prepayment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment

Loans are generally prepayable in whole or in part at any time at the option of the obligor at par plus accrued and unpaid interest thereon, and occasionally plus a prepayment premium. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.

Maturity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Maturity

The Fund may invest in loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.

Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.

Collateralized Loan Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligations

The Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities and asset-backed securities (e.g., interest rate risk, credit risk and default risk), CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreements

The Fund may engage in repurchase agreements with banks or broker-dealers. A repurchase agreement is an investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligations at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (i) possible decline in the value of the underlying security during the period while it seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights and possible inability to enforce the Fund’s rights.

Reverse Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

The Fund’s use of reverse repurchase agreements is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives. See “Derivatives Instruments Generally.”

Investing through Special Purpose Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing through Special Purpose Entities

The Fund may acquire or hold interests in one or more entities formed in various U.S. and non-U.S. jurisdictions in order to administer certain tax filings or for other regulatory purposes (each such entity, a “Special Purpose Entity”). Investing through Special Purpose Entities, and in particular non-U.S. Special Purpose Entities, involves additional risks and special considerations beyond those typically associated with making investments directly. Such risks may include: (i) nationalization, expropriation of assets or confiscatory taxation; (ii) greater controls on foreign investment and limitations on repatriation of invested capital and on the ability to exchange local currencies for USD; and (iii) increased likelihood of governmental involvement and control. The cost of establishing and maintaining any such Special Purpose Entity, which may be substantial, will typically be borne by the Fund.

LIBOR Transition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Transition Risk

Certain instruments in which the Fund may invest may have relied in some fashion upon certain London Interbank Offered Rates (collectively, “LIBOR”), and in general, the Fund’s investments, payment obligations and financing terms may be based on similar types of reference rates. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, based on the rate that banks charge one another for the use of short-term money. Publication of all LIBOR settings has ceased. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Although the transition process away from LIBOR for many instruments has been completed, some residual effects of prior LIBOR use is continuing and there could be effects related to the transition away from LIBOR or former use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) how existing individual contracts transitioned away from LIBOR and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments ..

So-called “tough legacy” contracts had LIBOR interest rate provisions with no fallback provisions contemplating a permanent discontinuation of LIBOR, inadequate fallback provisions or fallback provisions which may not effectively result in a transition away from LIBOR prior to LIBOR’s planned replacement date. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the Financial Conduct Authority announced that it will require the publication of LIBOR settings on the basis of a changed methodology (known as “synthetic LIBOR”) for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

Moreover, certain aspects of the transition from LIBOR have relied on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may have also resulted in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Temporary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments

For defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.

Other Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in business development companies in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Performance Fee and Reimbursable Pass-Through Expense [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Performance Fee and Reimbursable Pass-Through Expense

The Fund’s fee structure includes a Performance Fee and Reimbursable Pass-Through Expense (each as defined below) (collectively, the “Additional Fees and Expenses”). Very few investment advisers to registered investment companies receive a performance fee or pass-through expense similar to those to which the Adviser is entitled. In fact, depending on the Fund’s performance, the Additional Fees and Expenses could amount to a significant portion of the Fund’s expense ratio. Moreover, the Additional Fees and Expenses structure presents risks that are not present in investment funds without such fees and expenses.

The fees and expenses paid by the Fund to the Adviser, including the Additional Fees and Expenses, are similar to those of private investment funds, but significantly higher than those of most other registered investment companies.

The Additional Fees and Expenses create an incentive for the Adviser to cause the Fund to make investments that are riskier or more speculative than those that might have been made in the absence of the Additional Fees and Expenses. In addition, the Additional Fees and Expenses create an incentive for the Adviser to time investments in order to maximize income under the Additional Fees and Expenses.

Performance Fee [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Performance Fee. The Adviser is entitled to a performance fee (“Performance Fee”) after the end of each fiscal year of the Fund. The Performance Fee paid to the Adviser will be paid out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all Measurement Periods (as defined below) during such fiscal year exceed the balance of the loss carryforward account (as described below). The Fund also pays the Adviser the Performance Fee in the event a Measurement Period is triggered in connection with a share repurchase offer by the Fund, as described below.

For purposes of calculating the Performance Fee, “net profits” means the amount by which: (a) the net assets of the Fund, as of the end of a Measurement Period, increased by the dollar amount of shares of the Fund repurchased during the Measurement Period (excluding shares to be repurchased as of the last day of the Measurement Period after determination of the Performance Fee) and by the amount of dividends and other distributions paid to shareholders during the Measurement Period and not reinvested in additional shares (excluding any dividends and other distributions to be paid as of the last day of the Measurement Period), exceeds (b) the net assets of the Fund as of the beginning of the Measurement Period, increased by the dollar amount of shares of the Fund issued during the Measurement Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund). “Net assets” means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities, and obligations of the Fund (including any Reimbursable Pass-Through Expense), determined in accordance with U.S. GAAP and the valuation and accounting policies and procedures of the Fund.

“Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a share repurchase offer, the period of time from the last Measurement Period-end through the effective date of the repurchase offer also constitutes a Measurement Period for purposes of calculating the Performance Fee (if any) on shares being tendered for repurchase. (Upon termination of the Investment Management Agreement, the Fund will pay the Performance Fee to the Adviser as if the date of effectiveness of such termination is the end of the Fund’s fiscal year.) In the event that a Performance Fee is payable with respect to a Measurement Period that is not the Fund’s fiscal year-end due to the Fund’s share repurchases, the Performance Fee will be determined as if the end of such Measurement Period were the end of the Fund’s fiscal year, and only that portion of the Performance Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from any contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Measurement Period. Since the Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and conducts repurchase offers every fiscal quarter, Measurement Periods could be triggered (and, therefore, a portion of the Performance Fee, if any, would be payable to the Adviser) up to four times each fiscal year. For purposes of determining the Fund’s NAV, the Performance Fee is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).

The Performance Fee will be payable for a Measurement Period only if there is no balance in the Fund’s loss carryforward account. The loss carryforward account is an account that will have an initial balance of zero upon commencement of the Fund’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Fund for that Measurement Period and will be debited with the amount of any net profits of the Fund for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero). This is sometimes known as a “high water mark.”

A Performance Fee accrual may subsequently be reversed if the Fund’s performance declines. No adjustment to a repurchase price will be made after it has been determined.

Whenever Shares are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund’s assets paid in respect of such repurchase or in respect of such dividend or distribution. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund’s Shares are repurchased in a repurchase offer (meaning that 5% of the Fund’s assets are paid out to tendering shareholders), then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. Under this scenario, the Fund will not accrue a Performance Fee until it recovers the cumulative loss of $4,750,000. However, the amount of any cumulative loss incurred by the Fund will not be increased by any sales of Shares (including Shares issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding Shares increases, the per-share amount (but not the dollar amount) of a cumulative loss will be reduced. As a result, if a shareholder does not reinvest its distributions, the benefits that such shareholder would receive from a cumulative loss (if any) will be diluted. This means that an investor’s investment may bear a higher percentage Performance Fee than it otherwise would.

The application of the Performance Fee may not correspond to a particular shareholder’s experience in the Fund because aggregate cumulative appreciation is calculated on an overall basis allocated equally to each outstanding share. For example, a shareholder may acquire Shares after the Fund’s trading has resulted in a cumulative loss. If so, that shareholder’s Shares will not be subject to having their NAV reduced by the Performance Fee until sufficient gains have been achieved to exceed such losses, despite the fact that all gains allocated to such Shares from the date of purchase will constitute aggregate cumulative appreciation in respect of such Shares. Conversely, the Shares which had been outstanding when such losses were incurred may be subject to having their NAV reduced by the Performance Fee, even though the NAV per share is below the NAV at which such Shares were issued. In addition, when Shares are issued at a NAV reduced by the accrued Performance Fee and such accrued Performance Fee is subsequently reversed due to trading losses, the reversal will be allocated equally among all outstanding Shares (increasing the NAV per share), including those Shares whose purchase price had not itself been reduced by the accrued Performance Fee being reversed.

Reimbursable Pass-Through Expense [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reimbursable Pass-Through Expense. The Fund will reimburse the Adviser out of the Fund’s net assets for certain additional compensation-related expenses of the Adviser. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement.

The Reimbursable Pass-Through Expense shall be calculated by aggregating the Fund’s proportionate share of the total amounts paid by the Adviser to Pass-Through Persons with respect to each Allocable Account (each such amount, a “Strategy-Specific Pass-Through Expense”). The Strategy-Specific Pass-Through Expense is determined as of the end of the Fund’s fiscal year. The Strategy-Specific Pass-Through Expense is calculated based on the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards. In connection with a share repurchase offer by the Fund (as described below), the accrued Reimbursable Pass-Through Expense is included in the calculation of the Fund’s NAV but will not be paid to the Adviser until the end of the fiscal year, as described above.

For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “net profits” means the net of realized and unrealized gains and losses on the Allocable Account’s investments (including profits and losses attributable to investments in initial public offerings), interest, dividends, taxes, fees and other expenses allocated to such Allocable Account, excluding Fund-level operating expenses.

For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed). For purposes of determining the Fund’s NAV, an estimate of the Reimbursable Pass-Through Expense is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).

The Strategy-Specific Pass-Through Expense for an Allocable Account will be payable for a Measurement Period only if there is no balance in the Allocable Account’s loss carryforwards. Similar to the Fund’s loss carryforward account, each Allocable Account’s loss carryforward account is an account that will have an initial balance of zero upon commencement of the Allocable Account’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Allocable Account for that Measurement Period and will be debited with the amount of any net profits of the Allocable Account for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero). This is sometimes known as a “high water mark.”

The Investment Management Agreement provides that the Reimbursable Pass-Through Expense determined as of the end of any fiscal year shall not exceed 3.50% of Fund average net assets (the “Pass-Through Expense Cap”).

The Strategy-Specific Pass-Through Expense allocated by the Adviser to the associated Trading Team shall be based on a rate reviewed by the Board from time to time and range from 10% to 20% (“Performance Compensation Rate”) of the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards.

For further discussion of the impact of Share repurchases in a repurchase offer or dividends or distributions, and the application of the Reimbursable Pass-Through Expense and a shareholder’s experience in the Fund, see the corresponding discussions under “Performance Fee,” above.

The foregoing expenses are borne by the Fund, regardless of whether the Fund realizes net profits. For example, the Fund may bear significant charges related to performance payable to Pass-Through Persons, even if the Fund has not experienced, on a net basis, investment gains or has experienced investment losses. Any Fund-related expenses relating to the Reimbursable Pass-Through Expense will depend on the uncorrelated performance of each individual Trading Team. As a result, the Fund shall be required to pay the Reimbursable Pass-Through Expense regardless of aggregate Fund-level performance, and thus, the Fund can incur Reimbursable Pass-Through Expenses during periods that Fund performance is negative. Payments of such pass-through amount will reduce the net asset value of the Fund. The Performance Fee is calculated based on net profits including unrealized net gains; there is a risk that such unrealized gains on which the Performance Fee is charged may never be realized. In such case, shareholders may indirectly bear Performance Fee payments although the Fund has not realized a gain. In addition, the Reimbursable Pass-Through Expense is similarly calculated based on net profits including unrealized net gains; there is a risk that such unrealized gains on which the Reimbursable Pass-Through Expense is charged may never be realized. In such case, shareholders may indirectly bear such Reimbursable Pass-Through Expense payments although the Fund has not realized a gain.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History

The Fund has limited operating history, and as a result, the Fund does not have significant financial information on which investors can evaluate an investment in the Fund or the Fund’s prior performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives, achieve its desired portfolio composition, or raise sufficient capital and that the value of an investment in the Fund could decline substantially or become worthless.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Systems and Operational [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Systems and Operational

The Fund depends on the Adviser to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s and the Adviser’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Adviser, prime brokers, Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and investors’ investments therein.

Additionally, exchanges and securities markets may close early, close late or issue trading halts on specific securities or generally, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments. In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, they are subject to certain operational risks associated with reliance on service providers and service providers’ data sources. Errors or systems failures and other technological issues may adversely impact or delay the Fund’s calculation of its NAV, and such NAV calculation issues may continue over extended periods. The Fund may be unable to recover any losses associated with such failures.

Fundamental Analysis [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fundamental Analysis

Investment decisions will be based on fundamental analysis. In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Adviser misinterprets the meaning of certain data, the Fund may incur losses.

Investment and Due Diligence Process [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Due Diligence Process

Before making investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Adviser may be required to evaluate important and complex business, financial, tax, accounting and legal issues. When conducting due diligence and making an assessment regarding an investment, the Adviser will rely on the resources reasonably available to it, which in some circumstances whether or not known to the Adviser at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Consideration of Environmental, Social and Governance (ESG) Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consideration of Environmental, Social and Governance (ESG) Factors

The Fund does not have any specific ESG objective. However, the Adviser may consider ESG factors as part of its broader analysis of individual issuers, sub-sectors, sectors, regions, etc. ESG factors are one of many inputs in the overall research process and are not expected to drive in isolation the selection or exclusion of an issuer or security from the investment universe. As a result of including ESG factors in its analysis of a particular investment, the Adviser may take action (e.g., make or not make or dispose or not dispose an investment) when it would otherwise not have done so, which could adversely affect the performance of the Fund. On the other hand, the portfolio management team of the Fund may determine not to take ESG factors into account in its analysis of a particular investment, and the exclusion of such factors may prove to have an adverse effect on the performance of the applicable investments.

Senior Management Personnel of the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Management Personnel of the Adviser

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Fund’s future success depends to a significant extent on the continued service and operations of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process and providing competent, attentive and efficient services to the Fund depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel

The Adviser depends on the diligence, skill and network of business contacts of its and its affiliates’ investment professionals. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or a significant number of the investment professionals or partners of the Adviser or Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund, and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.

U.S. Federal Income Tax [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Federal Income Tax

The tax laws applicable to the Fund, its investments and shareholders are complex and subject to change. Prospective investors are urged to consult their tax advisers before making an investment in the Fund. In particular, the Fund could (1) generate ordinary expense, including fee expense, that might exceed ordinary income, thus resulting in a non-deductible net operating loss, (2) make a tax election that could cause all, or substantially all, of its net income, expenses, gains and losses, to be treated as ordinary in nature and potentially resulting in a non-deductible net operating loss, (3) incur non-deductible expenses, which could impact the after-tax return of any investor, (4) enter into transactions that adversely impact the timing, character or source of taxable income or deductions, or that adversely impact the availability of generally available tax credits, (5) adopt certain accounting conventions or methods that may be open to interpretation or challenge by the federal government, state governments or foreign taxing authorities; if these are not respected, the Fund could be subject to entity-level taxation, interest expense and tax penalties, (6) make distributions that are subject to disadvantageous income or withholding taxation, especially for non-U.S. investors, (7) make investments, particularly in illiquid securities or commodities, that could be subject to forced liquidation in a disorderly manner if in the future the U.S. federal government’s conclusions regarding certain tax planning entered into by the Fund were to differ from currently-accepted market practice, (8) allocate undistributed tax earnings and profits toward shares redeemed for dividends paid deduction purposes, (9) be forced to make distributions to comply with the tax law, and to sell investments at times and/or at prices that may not be advantageous in order to fund such distributions, or (10) invest in certain securities or other financial instruments for which the tax treatment may not be clear or may be subject to re-characterization by the IRS. It could be more difficult for the Fund to comply with the U.S. federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments were successfully challenged by the IRS.

Cyber Security [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security

As the use of technology, including cloud-based technology, has become more prevalent in the course of business, investment vehicles such as the Fund and its service providers have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that render systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful act of Adviser personnel). In addition, cyber security breaches involving the Fund’s third-party service providers (including but not limited to the Adviser, Administrator, Transfer Agent, custodians, vendors, suppliers, Distributor and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. The Adviser’s use of cloud-based service providers could heighten or change these risks. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investments to lose value. In addition, work-from-home arrangements by the Fund, the Adviser or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the Adviser or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.

These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Technology and Data [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology and Data

The Adviser relies heavily on the use of technology, including proprietary and third-party software and data, both in portfolio management and more broadly to run most aspects of its business. For example, virtually all trade instructions are entered through and executed using electronic systems, and electronic systems and data are used to monitor compliance with investment guidelines.

The Adviser employs controls reasonably designed to assure that its technology systems are sound and the systems suppliers it relies on are reputable and competent. The Adviser also employs risk-based controls around the use of data, which include diligence of third-party service providers, monitoring data sources for inaccurate and missing data, and escalation procedures. Despite its control environment, the Adviser may encounter systems flaws, and some data may be inaccurate. These issues may go undetected for long periods of time, or avoid detection altogether. These issues could affect the investment performance of the Fund.

Shares Not Listed; No Market for Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in an exchange-listed closed-end fund, is not a liquid investment.

Closed-End Interval Fund; Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Interval Fund; Liquidity

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

The Adviser and/or its affiliates and portfolio manager may determine that an investment is appropriate both for the Fund and for one or more other funds or accounts. In such event, depending on the availability of such investment and other appropriate factors, the Adviser may determine that the Fund should invest on a side-by-side basis with one or more other funds. The Fund may make all such investments subject to compliance with applicable laws and regulations and interpretations thereof by the SEC and its staff. In certain circumstances, negotiated co-investments may be made only if an exemptive order has been received from the SEC permitting such investment.

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Adviser has established, and may continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, or other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments. The returns and investor liquidity terms of each of the Other Investment Vehicles will likely differ materially from those of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Adviser for its own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Adviser will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in accordance with applicable policies and procedures. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made only if the Fund has received an exemptive order from the SEC permitting such investment. This could reduce the amount of transactions in which the Fund can participate and make it more difficult for the Fund to implement its investment objectives.

“Best-Efforts” Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Best-Efforts” Offering

This offering is being made on a best-efforts basis, whereby the Distributor is only required to use its best efforts to distribute the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that a limited number of Shares are subscribed for in this offering, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inadequate Return No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Repurchase Offers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. See “Share Repurchase Program” beginning on page 85 of this prospectus.

Distribution Payment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Payment

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the shareholder’s original investment.

Fund Distribution Policy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Distribution Policy

The Fund intends to make distributions annually. The Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a “regulated investment company” under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a shareholder’s tax basis in such shareholder’s Shares. When a shareholder sells Shares, the amount, if any, by which the sales price exceeds the shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a shareholder’s tax basis in Shares, it generally will increase the amount of such shareholder’s gain or decrease the amount of such shareholder’s loss when such shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a shareholder’s tax basis in Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.

If the Fund elects to issue preferred shares and/or notes or other forms of indebtedness, its ability to make distributions to its shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred shares, notes or other indebtedness.

Anti-Takeover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover

The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; and the Board may, without shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give shareholders the opportunity to realize a premium over the value of the shares.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. For example, as nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s Shares.

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including, but not limited to, central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with changes in interest rates are heightened under certain market conditions, such as during times when the U.S. Federal Reserve (the “Federal Reserve”) raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due.

Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.

Certain European countries have previously experienced negative interest rates on certain fixed income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s performance to the extent the Fund is exposed to such interest rates.

Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives.

Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, meaning increased sensitivity in prices in response to rising interest rates. Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	280 Congress Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
Contact Personnel Name	Wellington Management Company LLP
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	1.54%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Other Feeder Fund Expenses [Percent]	2.43%	[2]
Other Master Fund Expenses [Percent]	1.43%	[2],[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[2],[7]
Other Annual Expenses [Percent]	2.68%	[2],[8]
Total Annual Expenses [Percent]	6.65%	[2]
Waivers and Reimbursements of Fees [Percent]	(1.83%)	[2],[9]
Net Expense over Assets [Percent]	4.82%	[2],[9]
Expense Example, Year 01	$ 48
Expense Example, Years 1 to 3	179
Expense Example, Years 1 to 5	306
Expense Example, Years 1 to 10	$ 605
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	1.54%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Other Feeder Fund Expenses [Percent]	2.43%	[2]
Other Master Fund Expenses [Percent]	1.43%	[2],[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[2],[7]
Other Annual Expenses [Percent]	2.43%	[2],[8]
Total Annual Expenses [Percent]	6.40%	[2]
Waivers and Reimbursements of Fees [Percent]	(1.83%)	[2],[9]
Net Expense over Assets [Percent]	4.57%	[2],[9]
Expense Example, Year 01	$ 46
Expense Example, Years 1 to 3	173
Expense Example, Years 1 to 5	296
Expense Example, Years 1 to 10	$ 589
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	5,000,000
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	1.54%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Other Feeder Fund Expenses [Percent]	2.43%	[2]
Other Master Fund Expenses [Percent]	1.43%	[2],[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[2],[7]
Other Annual Expenses [Percent]	3.18%	[2],[8]
Total Annual Expenses [Percent]	7.15%	[2]
Waivers and Reimbursements of Fees [Percent]	(1.83%)	[2],[9]
Net Expense over Assets [Percent]	5.32%	[2],[9]
Expense Example, Year 01	$ 53
Expense Example, Years 1 to 3	193
Expense Example, Years 1 to 5	326
Expense Example, Years 1 to 10	$ 636
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class M Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	42,500

[1]	While Class A, Class I and Class M Shares do not impose a front-end sales charge, if you purchase Class A, Class I or Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine, provided that financial intermediaries limit such charges to a 5.00% cap for Class A Shares. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	Assuming estimated net assets for the Fund of $100 million with no leverage for this purpose.
[3]	The Fund pays to the Adviser an Investment Management Fee payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.00% prior to any accrual of the Performance Fee and charge in respect of any Reimbursable Pass-Through Expense.
[4]	Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M Shares (the “Distribution Fee”). See “Plan of Distribution”.
[5]	The Fund pays to the Adviser a Performance Fee after the end of each fiscal year of the Fund out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all measurement periods during such fiscal year exceed the balance of the loss carryforward account. The Fund also pays the Adviser the Performance Fee in the event a measurement period is triggered in connection with a share repurchase offer by the Fund. See “Investment Management Fee, Performance Fee and Reimbursable Pass-Through Expense – Performance Fee” for additional information.
[6]	As the Fund does not invest in Acquired Funds to execute its investment strategy, there are no Acquired Fund Fees and Expenses. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement. The Reimbursable Pass-Through Expense shall be calculated by aggregating the Fund’s proportionate share of the total amounts paid by the Adviser to Pass-Through Persons with respect to each Allocable Account (each such amount, a “Strategy-Specific Pass-Through Expense”).

The Investment Management Agreement provides that the Reimbursable Pass-Through Expense determined as of the end of any fiscal year shall not exceed 3.50% of Fund average net assets (the “Pass-Through Expense Cap”).

The Strategy-Specific Pass-Through Expense allocated by the Adviser to the associated Trading Team shall be based on a rate reviewed by the Board from time to time and range from 10% to 20% (“Performance Compensation Rate”) of the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards.
[7]	Class A Shares may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of investors with whom they have distributed Shares of the Fund. Such services may also include electronic processing of investor orders, electronic fund transfers between investors and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to investors of Fund documentation, monitoring investor accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
[8]	Other expenses have been restated to reflect estimates for the current fiscal year. Other expenses include the administration fee under the Fund’s Supervision and Administration Agreement, Trustee fees and offering costs.
[9]	The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually, on a monthly basis, to reimburse the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of: (i) the Investment Management Fee and Performance Fee; (ii) the Reimbursable Pass-Through Expense; (iii) the Shareholder Servicing Fee (as defined herein); (iv) the Distribution Fee (as defined herein); (v) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs; (vi) acquired fund fees and expenses; (vii) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (viii) taxes and costs to reclaim foreign taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser), to the extent that such expenses exceed 0.60% of the average daily net assets of such Class (the “Expense Cap”).

If, while the Adviser is the investment adviser to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund of the other expenses borne by the Adviser on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class (after such reimbursement is taken into account) do not exceed, for such month, the lesser of (i) the Expense Limitation in effect at the time such expenses were borne by the Adviser on behalf of the Fund pursuant to the Expense Limitation Agreement or (ii) any other relevant expense limit in effect at the time of such reimbursement with respect to the Class, and provided further that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect until February 28, 2027, and may not be modified or terminated prior to that date without the consent of the Board. Thereafter, the Expense Limitation Agreement may be annually renewed with the written agreement of the Adviser and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See “Fund Expenses.”